UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07883
ICON Funds

(Exact name of registrant as specified in charter)
5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)
Erik L. Jonson 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

(Name and address of agent for service)
Registrant’s telephone number, including area code: 303-790-1600
Date of fiscal year end: September 30, 2008
Date of reporting period: December 31, 2007
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.

ICON CONSUMER DISCRETIONARY FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (97.3%)
5,000	Abercrombie & Fitch Co.	$399,850
9,400	Aeropostale, Inc.(a)	249,100
6,300	AutoZone, Inc.(a)	755,433
17,700	Best Buy Co., Inc.	931,905
16,200	BorgWarner, Inc.	784,242
5,200	Capella Education Co.(a)	340,392
10,400	CVS Caremark Corp.	413,400
7,800	DaimlerChrysler AG — ADR	745,914
18,500	Dell, Inc.(a)	453,435
22,400	Gildan Activewear, Inc., Class A(a)	921,984
1,200	Google, Inc. — Class A(a)	829,776
20,000	H&R Block, Inc.	371,400
29,800	Honda Motor Co., Ltd. — ADR	987,572
22,100	Iconix Brand Group, Inc.(a)	434,486
29,600	Intel Corp.	789,136
17,100	Jackson Hewitt Tax Service, Inc.(b)	542,925
46,400	Johnson Controls, Inc.	1,672,256
45,400	LKQ Corp.(a)	954,308
40,000	Matsushita Electric Industrial Co., Ltd. — ADR	817,600
25,220	Nike, Inc. — Class B	1,620,133
10,400	Nintendo Co., Ltd. — ADR	770,120
36,700	Nissan Motor Co., Ltd. — ADR	797,124
16,700	O’Reilly Automotive, Inc.(a)	541,581
7,500	Shanda Interactive Entertainment, Ltd. — ADR(a)	250,050
15,000	Sony Corp. — ADR	814,500
32,050	Staples, Inc.	739,393
11,900	Target Corp.	595,000
19,600	The Pepsi Bottling Group, Inc.	773,416
16,100	TJX Cos., Inc.	462,553
24,900	Tupperware Brands Corp.	822,447

Total Common Stocks (Cost $18,776,958)		21,581,431

Short-Term Investments (2.4%)
$528,256	Brown Brothers Harriman Time Deposit — U.S. Dollar, 2.53%, 01/02/08#	528,256

Total Short-Term Investments (Cost $528,256)		528,256

Other Securities (0.9%)
214,400	Brown Brothers Harriman Securities Lending Investment Fund, 5.19%	214,400

Total Other Securities (Cost $214,400)		214,400

Total Investments 100.6% (Cost $19,519,614)		22,324,087
Liabilities Less Other Assets (0.6)%		(135,315)

Net Assets 100.0%		$22,188,772

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.

(b)	A portion or all of the security was on loan as of December 31, 2007.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

ADR	American Depositary Receipt
Schedule of Investments

ICON ENERGY FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (99.5%)
200,200	Apache Corp.	$21,529,508
169,300	Atwood Oceanics, Inc.(a)	16,970,632
632,400	Bois d’Arc Energy, Inc.(a)	12,553,140
422,500	BP PLC — ADR(b)	30,914,325
483,400	Cameron International Corp.(a)	23,266,042
1,049,900	Chevron Corp.	97,987,167
50,400	CNOOC, Ltd. — ADR	8,438,472
915,800	ConocoPhillips	80,865,140
284,600	Diamond Offshore Drilling, Inc.	40,413,200
191,600	Dril-Quip, Inc.(a)	10,664,456
464,600	Exxon Mobil Corp.	43,528,374
56,300	First Solar, Inc.(a)	15,039,982
388,200	FMC Technologies, Inc.(a)	22,010,940
732,800	Halliburton Co.	27,780,448
366,200	Helix Energy Solutions Group, Inc.(a)	15,197,300
213,400	JA Solar Holdings Co., Ltd. - ADR(a)	14,897,454
312,400	LUKOIL Co. — ADR	26,803,920
782,600	Marathon Oil Corp.	47,629,036
355,100	Murphy Oil Corp.	30,126,684
422,800	National Oilwell Varco, Inc.(a)	31,058,888
588,200	Occidental Petroleum Corp.	45,285,518
147,700	Peabody Energy Corp.	9,104,228
332,800	Royal Dutch Shell PLC — ADR - Class A(b)	28,021,760
205,700	Suntech Power Holdings Co., Ltd. — ADR(a)(b)	16,933,224
192,390	Transocean, Inc.(a)(b)	27,540,628
275,598	Weatherford International, Ltd.(a)	18,906,023
256,141	XTO Energy, Inc.	13,155,402
301,445	Yingli Green Energy Holding Co., Ltd. — ADR(a)(b)	11,665,921

Total Common Stocks (Cost $576,658,856)		788,287,812

Short-Term Investments (1.4%)
$11,164,764	Brown Brothers Harriman Time Deposit — U.S. Dollar, 2.53%, 01/02/08#	11,164,764

Total Short-Term Investments (Cost $11,164,764)		11,164,764
Other Securities (8.1%)
64,091,229	Brown Brothers Harriman Securities Lending Investment Fund, 5.19%	64,091,229

Total Other Securities (Cost $64,091,229)		64,091,229

Total Investments 109.0% (Cost $651,914,849)		863,543,805
Liabilities Less Other Assets (9.0)%		(71,087,731)

Net Assets 100.0%		$792,456,074

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.

(b)	A portion or all of the security was on loan as of December 31, 2007.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

ADR	American Depositary Receipt
Schedule of Investments

ICON FINANCIAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (99.6%)
18,200	Affiliated Managers Group, Inc.(a)	$2,137,772
118,900	Aflac, Inc.	7,446,707
146,600	Anworth Mortgage Asset Corp.	1,210,916
86,100	Aon Corp.	4,106,109
86,900	Banco Bilbao Vizcaya Argentaria S.A. — ADR	2,107,325
142,500	Banco Santander Central Hispano S.A. — ADR	3,069,450
94,300	Bank of America Corp.	3,890,818
127,300	Bank of New York Mellon Corp.	6,207,148
113,700	Credicorp, Ltd.	8,675,310
31,200	Credit Suisse Group — ADR	1,875,120
34,000	Everest Re Group, Ltd.	3,413,600
112,500	Federated Investors, Inc.	4,630,500
76,900	FTI Consulting, Inc.(a)	4,740,116
75,800	GFI Group, Inc.(a)	7,255,576
67,200	ING Group N.V. — ADR	2,614,752
17,500	InterContinental Exchange, Inc.(a)	3,368,750
51,200	Jackson Hewitt Tax Service, Inc.	1,625,600
201,600	JPMorgan Chase & Co.	8,799,840
44,800	Lehman Brothers Holdings, Inc.	2,931,712
86,700	Loews Corp.	4,364,478
72,400	Manulife Financial Corp.	2,950,300
93,400	MetLife, Inc.	5,755,308
244,100	MFA Mortgage Investments, Inc.	2,257,925
45,600	Morningstar, Inc.(a)	3,545,400
69,700	Nasdaq Stock Market, Inc.(a)	3,449,453
40,100	National Financial Partners Corp.	1,828,961
13,600	Nymex Holdings, Inc.	1,817,096
21,900	NYSE Euronext	1,922,163
157,400	optionsXpress Holdings, Inc.	5,323,268
42,600	PartnerRe, Ltd.	3,515,778
46,300	Prudential Financial, Inc.	4,307,752
60,100	RenaissanceRe Holdings, Ltd.	3,620,424
90,100	SEI Investments Co.	2,898,517
97,600	StanCorp Financial Group, Inc.	4,917,088
62,200	State Street Corp.	5,050,640
136,400	TD Ameritrade Holding Corp.(a)	2,736,184
219,500	The Charles Schwab Corp.	5,608,225
42,700	The Goldman Sachs Group, Inc.	9,182,635
69,100	Transatlantic Holdings, Inc.	5,021,497
136,800	U.S. Bancorp	4,342,032
122,700	Waddell & Reed Financial, Inc. — Class A	4,428,243
171,800	Wells Fargo & Co.	5,186,642

Total Investments 99.6% (Cost $152,185,992)		174,137,130
Other Assets Less Liabilities 0.4%		705,186

Net Assets 100.0%		$174,842,316

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.

ADR	American Depositary Receipt
Schedule of Investments

ICON HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (95.7%)
184,000	Aetna, Inc.	$10,622,320
20,000	Air Methods Corp.(a)(b)	993,400
200,034	Amedisys, Inc.(a)	9,705,650
85,000	AmerisourceBergen Corp.	3,813,950
275,000	Amgen, Inc.(a)	12,771,000
208,500	Barr Pharmaceuticals, Inc.(a)	11,071,350
40,000	Biogen Idec, Inc.(a)	2,276,800
50,000	Cardinal Health, Inc.	2,887,500
85,000	Celgene Corp.(a)	3,927,850
70,000	Cephalon, Inc.(a)	5,023,200
305,000	CIGNA Corp.	16,387,650
168,700	Coventry Health Care, Inc.(a)	9,995,475
100,000	Cubist Pharmaceuticals, Inc.(a)(b)	2,051,000
125,000	DaVita, Inc.(a)	7,043,750
133,000	Dr. Reddy’s Laboratories, Ltd. — ADR(b)	2,415,280
242,600	Eli Lilly & Co.	12,952,414
82,200	Endo Pharmaceuticals Holdings, Inc.(a)	2,192,274
100,000	Express Scripts, Inc.(a)	7,300,000
72,000	Forest Laboratories, Inc.(a)	2,624,400
60,000	Genentech, Inc.(a)	4,024,200
175,000	Genzyme Corp.(a)	13,027,000
250,000	Gilead Sciences, Inc.(a)	11,502,500
103,800	Health Net, Inc.(a)	5,013,540
100,000	Henry Schein, Inc.(a)	6,140,000
257,500	Humana, Inc.(a)	19,392,325
425,000	Johnson & Johnson, Inc.	28,347,500
292,300	K-V Pharmaceutical Co.(a)(b)	8,342,242
49,000	LifeCell Corp.(a)(b)	2,112,390
100,000	Lincare Holdings, Inc.(a)	3,516,000
110,000	McKesson Corp.	7,206,100
150,000	MedcoHealth Solutions, Inc.(a)	15,210,000
75,000	Medtronic, Inc.	3,770,250
425,000	Merck & Co., Inc.	24,696,750
550,000	Pfizer, Inc.	12,501,500
75,000	PSS World Medical, Inc.(a)	1,467,750
100,000	Quest Diagnostics, Inc.	5,290,000
75,000	ResMed, Inc.(a)(b)	3,939,750
350,000	Schering-Plough Corp.	9,324,000
74,200	St. Jude Medical, Inc.(a)	3,015,488
275,000	Stryker Corp.	20,548,000
153,100	Teva Pharmaceutical Industries, Ltd. — ADR	7,116,088
287,100	UnitedHealth Group, Inc.	16,709,220
185,000	WellPoint, Inc.(a)	16,230,050
200,000	Wyeth	8,838,000

Shares or Principal Amount		Value

Common Stocks — Continued
56,500	Zimmer Holdings, Inc.(a)	$3,737,475

Total Common Stocks (Cost $327,239,923)		387,073,381

Short-Term Investments (4.5%)
$18,201,386	Brown Brothers Harriman Time Deposit — U.S. Dollar, 2.53%, 01/02/08#	18,201,386

Total Short-Term Investments (Cost $18,201,386)		18,201,386

Other Securities (3.3%)
13,266,196	Brown Brothers Harriman Securities Lending Investment Fund, 5.19%	13,266,196

Total Other Securities (Cost $13,266,196)		13,266,196

Total Investments 103.5% (Cost $358,707,505)		418,540,963
Liabilities Less Other Assets (3.5)%		(13,944,447)

Net Assets 100.0%		$404,596,516

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.

(b)	A portion or all of the security was on loan as of December 31, 2007.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

ADR	American Depositary Receipt
Schedule of Investments

ICON INDUSTRIALS FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (98.2%)
54,100	AAR Corp.(a)	$2,057,423
100,000	ABB, Ltd. — ADR	2,880,000
90,900	Actuant Corp. — Class A	3,091,509
35,200	Aegean Marine Petroleum Network, Inc.(b)	1,351,328
10,000	Alliant Techsystems, Inc.(a)(b)	1,137,600
22,800	Ameron International Corp.	2,101,020
15,000	AMETEK, Inc.	702,600
80,200	Barnes Group, Inc.	2,677,878
80,000	BE Aerospace, Inc.(a)	4,232,000
30,000	Bucyrus International, Inc.	2,981,700
42,200	Burlington Northern Santa Fe Corp.	3,512,306
16,000	Canadian National Railway Co.(b)	750,880
53,500	Caterpillar, Inc.	3,881,960
22,900	CSX Corp.	1,007,142
25,000	Cummins, Inc.	3,184,250
35,000	Curtiss-Wright Corp.	1,757,000
35,000	Danaher Corp.	3,070,900
75,000	DRS Technologies, Inc.	4,070,250
25,000	DryShips, Inc.(b)	1,935,000
75,000	Dynamex, Inc.(a)	2,029,500
23,800	Dynamic Materials Corp.	1,401,820
8,600	Eaton Corp.	833,770
37,100	Esterline Technologies Corp.(a)	1,919,925
24,400	Excel Maritime Carriers, Ltd.(b)	980,636
13,900	First Solar, Inc.(a)	3,713,246
32,900	FTI Consulting, Inc.(a)	2,027,956
18,000	Genco Shipping & Trading, Ltd.(b)	985,680
25,000	General Dynamics Corp.	2,224,750
635,400	General Electric Co.	23,554,278
25,000	Goodrich Corp.	1,765,250
44,600	Healthcare Services Group, Inc.	944,628
50,000	Illinois Tool Works, Inc.(b)	2,677,000
30,000	Ingersoll Rand Co., Ltd. - Class A	1,394,100
46,800	JA Solar Holdings Co., Ltd. - ADR(a)	3,267,108
60,000	Kennametal, Inc.	2,271,600
59,500	Kirby Corp.(a)	2,765,560
50,000	L-3 Communications Holdings, Inc.	5,297,000
50,000	Lockheed Martin Corp.	5,263,000
25,000	Middleby Corp.(a)(b)	1,915,500
75,000	Moog, Inc. — Class A(a)	3,435,750
198,600	Navios Maritime Holdings, Inc.	2,432,850
59,000	Norfolk Southern Corp.	2,975,960
50,000	Northrop Grumman Corp.	3,932,000
18,000	Parker Hannifin Corp.	1,355,580
32,000	Precision Castparts Corp.	4,438,400
75,000	Quintana Maritime, Ltd.	1,723,500
75,000	Raytheon Co.	4,552,500
40,000	Republic Airways Holdings, Inc.(a)	783,600
40,000	Rockwell Collins, Inc.	2,878,800
20,000	Siemens AG — ADR	3,147,200
80,000	SkyWest, Inc.	2,148,000
7,100	SunPower Corp. — Class A(a)	925,769
46,300	Suntech Power Holdings Co., Ltd. — ADR(a)(b)	3,811,416
75,000	Tata Motors, Ltd. — ADR(b)	1,414,500
50,000	Textron, Inc.	3,565,000
41,000	The Boeing Co.	3,585,860

Shares or Principal Amount		Value

Common Stocks — Continued
36,200	The Manitowoc Co., Inc.	$1,767,646
20,000	The Toro Co.(b)	1,088,800
18,400	TransDigm Group, Inc.(a)	831,128
35,000	Union Pacific Corp.	4,396,700
75,000	United Technologies Corp.	5,740,500
40,000	Valmont Industries, Inc.(b)	3,564,800
11,000	W.W. Grainger, Inc.	962,720
48,100	Yingli Green Energy Holding Co., Ltd. — ADR(a)(b)	1,861,470

Total Common Stocks (Cost $156,093,189)		180,935,502

Short-Term Investments (1.2%)
$2,252,786	Brown Brothers Harriman Time Deposit — U.S. Dollar, 2.53%, 01/02/08#	2,252,786

Total Short-Term Investments (Cost $2,252,786)		2,252,786

Other Securities (11.9%)
21,846,430	Brown Brothers Harriman Securities Lending Investment Fund, 5.19%	21,846,430

Total Other Securities (Cost $21,846,430)		21,846,430

Total Investments 111.3% (Cost $180,192,405)		205,034,718

Liabilities Less Other Assets (11.3)%		(20,883,238)

Net Assets 100.0%		$184,151,480

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.

(b)	A portion or all of the security was on loan as of December 31, 2007.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

ADR	American Depositary Receipt
Schedule of Investments

ICON INFORMATION TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (99.9%)
66,500	Apple Computer, Inc.(a)	$13,172,320
54,000	Arrow Electronics, Inc.(a)	2,121,120
151,000	AU Optronics Corp. — ADR(b)	2,899,200
30,900	AutoDesk, Inc.(a)	1,537,584
95,300	Brightpoint, Inc.(a)	1,463,808
13,700	Brother Industries, Ltd. — ADR	1,769,602
456,300	Cisco Systems, Inc.(a)	12,352,041
526,900	Dell, Inc.(a)	12,914,319
298,400	eBay, Inc.(a)	9,903,896
48,600	Fiserv, Inc.(a)	2,696,814
110,100	Flextronics International, Ltd.(a)	1,327,806
251,700	GigaMedia, Ltd.(a)	4,719,375
33,300	Google, Inc. — Class A(a)	23,026,284
88,500	Harris Corp.	5,547,180
323,300	Hewlett-Packard Co.	16,320,184
703,700	Intel Corp.	18,760,642
203,200	International Business Machines Corp.	21,965,920
126,700	Intuit, Inc.(a)	4,004,987
42,500	LDK Solar Co., Ltd. — ADR(a)	1,997,925
78,100	MEMC Electronic Materials, Inc.(a)	6,911,069
90,700	MICROS Systems, Inc.(a)	6,363,512
719,900	Microsoft Corp.	25,628,440
44,500	NDS Group PLC — ADR(a)	2,636,180
55,100	Nintendo Co., Ltd. — ADR	4,080,155
58,400	Nokia Corp. — ADR	2,241,976
107,800	Open Text Corp.(a)(b)	3,390,310
588,600	Oracle Corp.(a)	13,290,588
68,700	Plexus Corp.(a)	1,804,062
225,700	QUALCOMM, Inc.	8,881,295
56,700	Research In Motion, Ltd.(a)	6,429,780
75,300	Satyam Computer Services, Ltd. — ADR	2,012,016
137,500	Seagate Technology	3,506,250
72,400	Shanda Interactive Entertainment, Ltd. — ADR(a)	2,413,816
52,700	Suntech Power Holdings Co., Ltd. — ADR(a)(b)	4,338,264
60,900	VistaPrint, Ltd.(a)(b)	2,609,565
260,400	Western Digital Corp.(a)	7,866,684

Total Common Stocks (Cost $200,847,577)		262,904,969

Other Securities (4.8%)
12,604,473	Brown Brothers Harriman Securities Lending Investment Fund, 5.19%	12,604,473

Total Other Securities (Cost $12,604,473)		12,604,473

Total Investments 104.7% (Cost $213,452,050)		275,509,442

Liabilities Less Other Assets (4.7)%		(12,525,557)

Net Assets 100.0%		$262,983,885

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.

(b)	A portion or all of the security was on loan as of December 31, 2007.

ADR	American Depositary Receipt
Schedule of Investments

ICON LEISURE AND CONSUMER STAPLES FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (99.0%)
8,600	Anheuser-Busch Cos., Inc.	$450,124
1,300	Apple Computer, Inc.(a)	257,504
34,300	Archer Daniels Midland Co.	1,592,549
20,500	Avon Products, Inc.	810,365
14,600	British American Tobacco PLC — ADR	1,146,976
10,800	Bunge, Ltd.(b)	1,257,228
23,600	Central European Distribution Corp.(a)	1,370,688
6,000	Church & Dwight Co., Inc.	324,420
15,000	Coca-Cola Enterprises, Inc.	390,450
14,500	Colgate-Palmolive Co.	1,130,420
16,500	ConAgra Foods, Inc.	392,535
25,700	Constellation Brands, Inc.(a)	607,548
35,000	CVS Caremark Corp.	1,391,250
3,900	Energizer Holdings, Inc.(a)	437,307
36,200	Fresh Del Monte Produce, Inc.(a)(b)	1,215,596
32,373	Global Sources, Ltd.(a)(b)	913,566
18,400	Hansen Natural Corp.(a)(b)	814,936
15,700	Kimberly-Clark Corp.	1,088,638
40,000	Kroger Co.	1,068,400
16,100	Meredith Corp.	885,178
17,300	Molson Coors Brewing Co. — Class B	893,026
10,000	Monsanto Co.	1,116,900
12,200	Morningstar, Inc.(a)	948,550
47,536	News Corp. — Class A	974,013
9,800	Nintendo Co., Ltd. — ADR	725,690
33,100	PepsiAmericas, Inc.	1,102,892
25,500	PepsiCo, Inc.	1,935,450
8,200	Polaris Industries, Inc.(b)	391,714
50,000	Procter & Gamble Co.	3,671,000
46,100	Rentrak Corp.(a)	665,223
9,700	Safeway, Inc.	331,837
20,800	Scholastic Corp.(a)	725,712
5,500	The Andersons, Inc.(b)	246,400
6,600	The Clorox Co.	430,122
26,200	The DIRECTV Group, Inc.(a)	605,744
23,900	The Hain Celestial Group, Inc.(a)	764,800
34,600	The Pepsi Bottling Group, Inc.	1,365,316
18,200	The Thomson Corp.	741,650
51,270	The Walt Disney Co.	1,654,995
20,100	Unilever PLC — ADR	752,142
10,600	USANA Health Sciences, Inc.(a)(b)	393,048
11,200	UST, Inc.	613,760
25,400	Viacom, Inc. — Class B(a)	1,115,568
33,500	Wal-Mart Stores, Inc.	1,592,255
9,800	Wimm-Bill-Dann Foods OJSC — ADR	1,284,192

Shares or Principal Amount		Value

Common Stocks — Continued
10,400	Yum! Brands, Inc.	$398,008

Total Common Stocks (Cost $37,817,027)		42,985,685

Short-Term Investments (0.2%)
$91,932	Brown Brothers Harriman Time Deposit — U.S. Dollar, 2.53%, 01/02/08#	91,932

Total Short-Term Investments (Cost $91,932)		91,932

Other Securities (10.9%)
4,741,894	Brown Brothers Harriman Securities Lending Investment Fund, 5.19%	4,741,894

Total Other Securities (Cost $4,741,894)		4,741,894

Total Investments 110.1% (Cost $42,650,853)		47,819,511

Liabilities Less Other Assets (10.1)%		(4,405,100)

Net Assets 100.0%		$43,414,411

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.

(b)	A portion or all of the security was on loan as of December 31, 2007.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

ADR	American Depositary Receipt
Schedule of Investments

ICON MATERIALS FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (97.9%)
65,900	Air Products & Chemical, Inc.	$6,499,717
75,000	Airgas, Inc.	3,908,250
103,000	Albemarle Corp.	4,248,750
38,800	AMCOL International Corp.	1,397,964
50,000	ArcelorMittal — Class A(b)	3,867,500
75,000	Arch Chemicals, Inc.	2,756,250
76,000	Ball Corp.	3,420,000
33,400	BHP Billiton, Ltd. — ADR(b)	2,339,336
18,800	Brush Engineered Materials, Inc.(a)	699,360
8,300	Burlington Northern Santa Fe Corp.	690,809
35,000	Century Aluminum Co.(a)	1,887,900
15,000	CF Industries Holdings, Inc.	1,650,900
16,100	Cleveland-Cliffs, Inc.(b)	1,622,880
80,800	Companhia Vale do Rio Doce — ADR	2,639,736
20,000	Crown Holdings, Inc.(a)	513,000
8,800	Diamond Offshore Drilling, Inc.(b)	1,249,600
125,000	Dow Chemical Co.	4,927,500
20,000	DryShips, Inc.(b)	1,548,000
30,000	FMC Corp.	1,636,500
170,000	Freeport-McMoRan Copper & Gold, Inc. — Class B	17,414,800
60,000	Greif, Inc. — Class A	3,922,200
25,000	Haynes International, Inc.(a)	1,737,500
80,000	Hercules, Inc.	1,548,000
25,000	JA Solar Holdings Co., Ltd. — ADR(a)	1,745,250
45,000	Lubrizol Corp.	2,437,200
220,000	Monsanto Co.	24,571,800
10,000	National Oilwell Varco, Inc.(a)	734,600
120,000	Navios Maritime Holdings, Inc.	1,470,000
85,000	Newmont Mining Corp.	4,150,550
12,400	Norfolk Southern Corp.	625,456
100,000	Norsk Hydro ASA — ADR	1,395,000
14,400	PotashCorp of Saskatchewan, Inc.	2,073,024
50,000	PPG Industries, Inc.	3,511,500
37,900	Praxair, Inc.	3,362,109
26,100	Quaker Chemical Corp.	573,417
65,000	Reliance Steel & Aluminum Co.	3,523,000
100,000	RPM International, Inc.	2,030,000
16,300	RTI International Metals, Inc.(a)	1,123,559
10,100	Southern Copper Corp.(b)	1,061,813
18,000	Steel Dynamics, Inc.	1,072,260
25,000	Suntech Power Holdings Co., Ltd. — ADR(a)(b)	2,058,000
26,700	Syngenta AG — ADR(b)	1,352,622
4,026	Transocean, Inc.(a)(b)	576,321
5,800	Union Pacific Corp.	728,596
45,000	Worthington Industries, Inc.(b)	804,600

Total Common Stocks (Cost $106,478,386)		133,107,129

Short-Term Investments (2.7%)
$3,692,998	Brown Brothers Harriman Time Deposit — U.S. Dollar, 2.53%, 01/02/08#	3,692,998

Total Short-Term Investments (Cost $3,692,998)		3,692,998

Shares or Principal Amount		Value

Other Securities (10.5%)
14,249,475	Brown Brothers Harriman Securities Lending Investment Fund, 5.19%	$14,249,475

Total Other Securities (Cost $14,249,475)		14,249,475

Total Investments 111.1% (Cost $124,420,859)		151,049,602

Liabilities Less Other Assets (11.1)%		(15,116,118)

Net Assets 100.0%		$135,933,484

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.

(b)	A portion or all of the security was on loan as of December 31, 2007.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

ADR	American Depositary Receipt
Schedule of Investments

ICON TELECOMMUNICATION & UTILITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (94.6%)
83,800	Allegheny Energy, Inc.	$5,330,518
43,200	Ameren Corp.	2,341,872
79,406	America Movil S.A.B. de C.V. — ADR	4,874,734
49,300	American Electric Power Co., Inc.	2,295,408
7,500	American States Water Co.	282,600
15,000	Anixter International, Inc.(a)	934,050
20,000	Arrow Electronics, Inc.(a)	785,600
691,400	AT&T, Inc.	28,734,584
15,000	Brightpoint, Inc.(a)	230,400
7,500	BT Group PLC — ADR	404,400
18,800	China Mobile, Ltd. — ADR	1,633,156
22,500	Cisco Systems, Inc.(a)	609,075
15,100	Companhia de Saneamento Basico do Estado de Sao Paulo — ADR	709,700
73,200	Constellation Energy Group, Inc.	7,505,196
62,200	Dominion Resources, Inc. of Virginia	2,951,390
25,100	DRS Technologies, Inc.	1,362,177
66,000	Edison International	3,522,420
57,100	El Paso Electric Co.(a)	1,460,047
15,500	Entergy Corp.	1,852,560
66,200	Exelon Corp.	5,404,568
16,000	First Energy Corp.	1,157,440
43,000	FPL Group, Inc.	2,909,810
50,000	France Telecom S.A. — ADR	1,781,500
78,000	Gilat Satellite Networks, Ltd.(a)	802,620
138,600	Hong Kong Electric Holdings, Ltd. — ADR	776,160
42,100	Huaneng Power International, Inc. — ADR	1,738,730
18,400	II-VI, Inc.(a)	562,120
84,800	Korea Electric Power Corp. — ADR(a)	1,768,080
15,000	KT Corp. — ADR	387,000
13,800	L-3 Communications Holdings, Inc.	1,461,972
17,100	Lockheed Martin Corp.	1,799,946
4,500	Millicom International Cellular S.A.(a)	530,730
8,900	Mobile TeleSystems — ADR	905,931
18,100	NII Holdings, Inc.(a)	874,592
159,400	NRG Energy, Inc.(a)	6,908,396
60,600	Partner Communications Co., Ltd. — ADR	1,338,048
26,000	Pepco Holdings, Inc.	762,580
110,900	Premiere Global Services, Inc.(a)	1,646,865
27,500	Progress Energy, Inc.	1,331,825
15,900	PT Telekomunikasi Indonesia — ADR	667,959
45,900	Public Service Enterprise	4,509,216
75,500	Rogers Communications, Inc. — Class B	3,416,375
21,200	RWE AG — ADR	2,956,340
10,700	Siemens AG — ADR	1,683,752
39,700	SK Telecom Co., Ltd. — ADR	1,184,648
52,300	Southern Co.	2,026,625
42,500	Southwest Water Co.	532,100
82,400	Swisscom AG — ADR	3,184,760
70,000	Tele Norte Leste Participacoes S.A. — ADR	1,349,600
75,466	Telefonica S.A. — ADR	7,364,727

Shares or Principal Amount		Value

Common Stocks — Continued
39,300	Telefonos de Mexico S.A. de C.V. — ADR	$1,447,812
26,100	Telekom Austria AG — ADR	1,440,720
12,500	Telemig Celular Participacoes S.A. — ADR	701,875
50,000	Telenor ASA — ADR	3,565,000
27,500	Telephone & Data Systems, Inc.	1,721,500
20,000	The AES Corp.(a)	427,800
20,000	UIL Holdings Corp.	739,000
25,000	US Cellular Corp.(a)	2,102,500
110,000	Verizon Communications, Inc.	4,805,900
43,700	Vimpel-Communications — ADR	1,817,920
60,000	Xcel Energy, Inc.	1,354,200

Total Common Stocks (Cost $132,572,076)		151,669,129

Short-Term Investments (5.9%)
$9,426,274	Brown Brothers Harriman Time Deposit — U.S. Dollar, 2.53%, 01/02/08#	9,426,274

Total Short-Term Investments (Cost $9,426,274)		9,426,274

Total Investments 100.5% (Cost $141,998,350)		161,095,403
Liabilities Less Other Assets (0.5)%		(795,524)

Net Assets 100.0%		$160,299,879

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

ADR	American Depositary Receipt
Schedule of Investments

Notes to Schedules of Investments
December 31, 2007 (unaudited)

1. Organization

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Leisure and Consumer Staples Fund (“Leisure and Consumer Staples Fund”), ICON Materials Fund (“Materials Fund”), and ICON Telecommunication & Utilities Fund (“Telecommunication & Utilities Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. There are eight other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure

 Notes to Schedules of Investments

involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the schedules of investments. The preparation of the schedule of investments in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the schedule of investments. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’

 Notes to Schedules of Investments

custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended December 31, 2007.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

Funds did not enter into any forward foreign currency contracts during the period ended December 31, 2007.

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended December 31, 2007.

Options Transactions

Each Fund may write call and put options on any security in which it may invest. When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is

 Notes to Schedules of Investments

subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the period ended December 31, 2007.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to non-affiliated qualified parties. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the ‘Lending Agent‘) may invest the cash collateral in the Securities Lending Investment Fund of Brown Brothers Harriman Trust, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.

As of December 31, 2007, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Consumer Discretionary Fund	$212,725	$214,400
ICON Energy Fund	62,250,251	64,091,229
ICON Healthcare Fund	14,197,831	13,266,196
ICON Industrials Fund	21,093,314	21,846,430
ICON Information Technology Fund	12,297,401	12,604,473
ICON Leisure and Consumer Staples Fund	4,592,034	4,741,894
ICON Materials Fund	13,747,618	14,249,475

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications, if any, of FIN 48. Its impact to the schedule of investments has not yet been determined.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of

 Notes to Schedules of Investments

the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Notes to Schedules of Investments

ICON BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or		Interest	Maturity
Principal Amount		Rate	Date	Value

Corporate Bonds (45.8%)
$220,000	Ace INA Holdings, Inc.	8.88%	08/15/29	$281,406
275,000	Allied Waste North America	5.75%	02/15/11	269,500
750,000	American General Finance	5.38%	10/01/12	740,935
500,000	American Standard, Inc.	7.38%	02/01/08	500,432
500,000	AutoZone, Inc.	5.50%	11/15/15	493,043
2,000,000	Bank of America Corp.	6.25%	04/15/12	2,100,152
1,000,000	Bank of America Corp.	4.88%	09/15/12	1,002,453
3,000,000	Bank of America Corp.	5.38%	06/15/14	3,031,143
1,000,000	BB&T Corp.	6.50%	08/01/11	1,044,346
250,000	Centex Corp.	4.55%	11/01/10	222,644
250,000	Centex Corp.	5.25%	06/15/15	211,703
1,127,000	Chartered Semiconductor — YD	5.75%	08/03/10	1,148,674
450,000	Cincinnati Financial Corp.	6.90%	05/15/28	473,583
750,000	CIT Group, Inc.	4.75%	12/15/10	711,396
355,000	CIT Group, Inc.	7.75%	04/02/12	356,850
410,000	CNA Financial Corp.	6.60%	12/15/08	414,449
1,750,000	Comcast Cable Communications Holdings	8.38%	03/15/13	1,963,295
400,000	Comcast Cable Communications Holdings	8.88%	05/01/17	476,928
1,000,000	Countrywide Home Loan	4.13%	09/15/09	733,519
114,000	Cox Communications, Inc.	7.63%	06/15/25	127,133
1,000,000	Credit Suisse USA, Inc.	6.13%	11/15/11	1,040,541
100,000	D.R. Horton, Inc.	8.00%	02/01/09	97,201
2,500,000	DaimlerChrysler NA Holding	6.50%	11/15/13	2,612,512
1,250,000	DaimlerChrysler NA Holding	4.75%	01/15/08	1,249,569
500,000	DaimlerChrysler NA Holding	8.00%	06/15/10	533,308
1,000,000	DaimlerChrysler NA Holding	7.75%	01/18/11	1,074,544
500,000	Deutsche Telekom International Finance — YD	8.00%	06/15/10	533,796
450,000	Deutsche Telekom International Finance — YD	8.25%	06/15/30	561,488
260,000	Dillard’s, Inc.	9.50%	09/01/09	263,250
232,000	Dillard’s, Inc.	9.13%	08/01/11	235,264
500,000	Donnelley (R.R.) & Sons	4.95%	04/01/14	471,400
750,000	Embratel — YD	11.00%	12/15/08	785,625
500,000	Farmers Insurance Capital Notes(a)	7.20%	07/15/48	489,642
6,000	First American Financial Corp.	7.55%	04/01/28	6,055
2,500,000	Ford Motor Credit Co.	4.95%	01/15/08	2,497,052
2,000,000	Ford Motor Credit Co.	5.63%	10/01/08	1,941,790
500,000	General Electric Corp.	5.45%	01/15/13	515,335
2,500,000	GMAC(b)	5.13%	05/09/08	2,472,372
226,000	Goldman Sachs Group, Inc.	4.13%	01/15/08	225,872
250,000	Goldman Sachs Group, Inc.	7.35%	10/01/09	261,185
1,500,000	Goldman Sachs Group, Inc.	4.50%	06/15/10	1,495,066
1,000,000	Goldman Sachs Group, Inc.	5.00%	01/15/11	1,007,943
1,250,000	Goldman Sachs Group, Inc.	6.88%	01/15/11	1,325,755
1,000,000	Goldman Sachs Group, Inc.	6.60%	01/15/12	1,057,999
1,000,000	Goldman Sachs Group, Inc.	5.70%	09/01/12	1,028,822
670,000	Household Finance Corp.	5.88%	02/01/09	675,661
500,000	Household Finance Corp.	7.00%	05/15/12	523,881
250,000	IBM Corp.	3.80%	02/01/08	249,705
950,000	IBM Corp.	8.38%	11/01/19	1,185,037
500,000	International Lease Finance Corp.	6.38%	03/15/09	505,653
294,000	International Lease Finance Corp.	4.88%	09/01/10	292,933
450,000	John Hancock(a)	7.38%	02/15/24	510,191
200,000	JP Morgan Chase & Co.	4.00%	02/01/08	199,742
455,000	JP Morgan Chase & Co.	6.75%	08/15/08	459,611
1,000,000	JP Morgan Chase & Co.	6.63%	03/15/12	1,054,478
500,000	Kraft Foods, Inc.	6.25%	06/01/12	519,421
218,000	Morgan Stanley	3.63%	04/01/08	217,077
500,000	Morgan Stanley	3.88%	01/15/09	494,857
250,000	Morgan Stanley	4.25%	05/15/10	246,112
500,000	Morgan Stanley	4.75%	04/01/14	468,427
400,000	New Jersey Bell Telephone	7.85%	11/15/29	456,782
122,000	NLV Financial Corp.(a)	6.50%	03/15/35	112,506
500,000	Pemex Project Funding Master Trust	8.50%	02/15/08	501,508
500,000	Prudential Financial, Inc.	4.75%	06/13/15	466,940

ICON BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or		Interest	Maturity
Principal Amount		Rate	Date	Value

Corporate Bonds — Continued
$250,000	Pulte Homes, Inc.	5.20%	02/15/15	$206,790
1,000,000	Rockwell Automation, Inc.	6.15%	01/15/08	1,000,413
350,000	Royal Caribbean Cruises — YD	6.75%	03/15/08	350,517
500,000	Ryder System, Inc.	5.85%	03/01/14	495,175
382,000	Sears Roebuck Acceptance Corp.	6.25%	05/01/09	386,241
213,000	Semco Energy, Inc.	6.40%	11/25/08	213,487
700,000	Standard Pacific Corp. (b)	6.50%	10/01/08	619,500
500,000	Target Corp.	3.38%	03/01/08	498,686
350,000	Telefonica de Argentina — YD	9.13%	11/07/10	363,650
500,000	Tennessee Gas Pipeline	7.00%	10/15/28	504,742
450,000	Time Warner Cos., Inc.	7.48%	01/15/08	450,367
288,000	TRW, Inc.	6.32%	05/27/08	288,979
500,000	Tyco International, Ltd. — YD	6.13%	11/01/08	504,300
155,000	Union Carbide Corp.	6.70%	04/01/09	155,755
410,000	Verizon, Inc.	8.30%	08/01/31	489,268
1,000,000	Washington Mutual Bank	5.13%	01/15/15	847,009

Total Corporate Bonds (Cost $57,252,930)				56,602,371

U.S. Government And U.S. Government Agency Bonds (48.9%)
255,000	Federal Farm Credit Bank	5.90%	08/04/08	257,260
1,000,000	Federal Home Loan Bank	4.00%	02/12/10	1,008,196
405,000	Federal Home Loan Bank	4.80%	03/19/13	405,029
750,000	Federal Home Loan Bank	5.50%	02/14/20	749,971
500,000	Federal Home Loan Bank	5.50%	03/03/20	500,153
500,000	Freddie Mac	5.75%	04/15/08	501,845
200,000	Freddie Mac	5.13%	10/15/08	201,595
3,000,000	Freddie Mac	4.88%	02/17/09	3,031,323
1,000,000	Freddie Mac	3.38%	04/15/09	994,820
2,000,000	Freddie Mac	6.00%	06/15/11	2,148,860
5,900,000	Freddie Mac	5.75%	01/15/12	6,314,133
1,500,000	Freddie Mac	5.05%	02/28/13	1,502,517
370,000	Freddie Mac	5.00%	10/29/13	370,030
457,000	Freddie Mac	5.00%	09/15/14	457,034
1,500,000	Freddie Mac	5.16%	02/27/15	1,502,250
400,000	Freddie Mac	5.00%	12/15/15	400,031
550,000	Freddie Mac	5.00%	09/09/16	549,566
975,000	Freddie Mac	5.25%	07/27/17	975,832
1,500,000	Freddie Mac	6.75%	09/15/29	1,860,498
750,000	Fannie Mae	2.50%	06/15/08	743,336
270,000	Fannie Mae	3.10%	07/28/08	267,993
500,000	Fannie Mae	4.00%	09/02/08	499,050
3,000,000	Fannie Mae	5.00%	02/16/12	3,126,090
5,000,000	Fannie Mae	5.25%	08/01/12	5,197,445
6,825,000	Fannie Mae	5.13%	01/02/14	7,068,577
1,500,000	Fannie Mae	5.00%	03/09/15	1,500,294
500,000	Fannie Mae	5.00%	04/17/15	500,099
8,650,000	Fannie Mae	5.25%	09/15/16	9,104,791
1,000,000	Fannie Mae	5.00%	07/09/18	990,756
3,000,000	US Treasury Bonds	8.13%	08/15/21	4,132,260
85,000	US Treasury Note	4.38%	01/31/08	85,081
3,500,000	US Treasury Note	3.13%	09/15/08	3,494,257

Total U.S. Government And U.S. Government Agency Bonds (Cost $58,694,751)				60,440,972

Foreign Government Bonds (1.9%)
1,000,000	Federal Republic of Brazil — YD	9.38%	04/07/08	1,007,500
750,000	Federal Republic of Brazil — YD	14.50%	10/15/09	889,125

ICON BOND FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or		Interest	Maturity
Principal Amount		Rate	Date	Value
Foreign Government Bonds — Continued
$500,000	Republic of South Africa — YD	6.50%	06/02/14	$528,750

Total Foreign Government Bonds (Cost $2,383,388)				2,425,375

Short-Term Investment (2.4%)
2,963,442	Brown Brothers Harriman Time Deposit — U.S. Dollar, 2.53%, 01/02/08#			2,963,442

Total Short-Term Investments (Cost $2,963,442)				2,963,442

Other Securities (1.7%)
2,144,538	Brown Brothers Harriman Securities Lending Investment Fund, 5.19%			2,144,538

Total Other Securities (Cost $2,144,538)				2,144,538

Total Investments 100.7% (Cost $123,439,049)				124,576,698

Liabilities Less Other Assets (0.7)%				(893,797)

Net Assets 100.0%				$123,682,901

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Security was acquired pursuant to rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale. The securities are considered to be illiquid. The aggregate value of these securities at December 31, 2007 was $1,112,339 which represented 0.90% of the Fund’s Net Assets.

(b)	A portion or all of the security was on loan as of December 31, 2007.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

YD	Yankee Dollar Bond

ICON CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (99.3%)
35,500	AAR Corp.(a)	$1,350,065
58,900	Aflac, Inc.	3,688,907
42,600	Allegheny Energy, Inc.	2,709,786
66,500	Amedisys, Inc.(a)	3,226,580
59,100	America Movil S.A.B. de C.V. — ADR	3,628,149
59,000	Amphenol Corp. — Class A	2,735,830
7,700	Apple Computer, Inc.(a)	1,525,216
18,300	ArcelorMittal — Class A	1,415,505
24,600	Arrow Electronics, Inc.(a)	966,288
107,700	AT&T, Inc.	4,476,012
23,400	Atwood Oceanics, Inc.(a)	2,345,616
84,500	Banco Santander Central Hispano S.A. — ADR(b)	1,820,130
41,700	Bank of America Corp.	1,720,542
70,100	BE Aerospace, Inc.(a)	3,708,290
39,600	BorgWarner, Inc.	1,917,036
17,100	Burlington Northern Santa Fe Corp.	1,423,233
80,000	Cameron International Corp.(a)	3,850,400
14,400	Chevron Corp.	1,343,952
21,000	CIGNA Corp.	1,128,330
18,700	Constellation Energy Group, Inc.	1,917,311
38,400	Curtiss-Wright Corp.	1,927,680
51,800	CVS Caremark Corp.	2,059,050
102,000	Dell, Inc.(a)	2,500,020
16,400	Diamond Offshore Drilling, Inc.(b)	2,328,800
39,600	eBay, Inc.(a)	1,314,324
18,200	Everest Re Group, Ltd.	1,827,280
50,900	Express Scripts, Inc.(a)	3,715,700
8,400	First Solar, Inc.(a)	2,243,976
32,700	Freeport-McMoRan Copper & Gold, Inc. — Class B	3,349,788
113,300	General Electric Co.	4,200,031
6,900	Google, Inc. — Class A(a)	4,771,212
34,900	Harris Corp.	2,187,532
34,700	Humana, Inc.(a)	2,613,257
143,400	Intel Corp.	3,823,044
39,600	International Business Machines Corp.	4,280,760
32,600	JA Solar Holdings Co., Ltd. — ADR(a)	2,275,806
23,200	Johnson & Johnson, Inc.	1,547,440
97,800	Johnson Controls, Inc.	3,524,712
58,800	JPMorgan Chase & Co.	2,566,620
63,200	K-V Pharmaceutical Co.(a)(b)	1,803,728
48,200	Kirby Corp.(a)	2,240,336
32,000	Manulife Financial Corp.	1,304,000
29,900	MEMC Electronic Materials, Inc.(a)	2,645,851
30,200	MetLife, Inc.	1,860,924
26,800	MICROS Systems, Inc.(a)	1,880,288
40,400	Monsanto Co.	4,512,276
37,400	Murphy Oil Corp.	3,173,016
146,000	National Bank of Greece S.A. — ADR(b)	2,013,340
148,200	Navios Maritime Holdings, Inc.	1,815,450
14,310	Nestle S.A. — ADR	1,638,495
16,100	Nike, Inc. — Class B	1,034,264
35,900	Norfolk Southern Corp.	1,810,796
40,600	NRG Energy, Inc.(a)	1,759,604
67,400	optionsXpress Holdings, Inc.(b)	2,279,468
127,400	Oracle Corp.(a)	2,876,692
47,800	Procter & Gamble Co.	3,509,476

Shares or Principal Amount		Value

Common Stocks — Continued
13,700	Public Service Enterprise	$1,345,888
32,900	QUALCOMM, Inc.	1,294,615
80,600	Quintana Maritime, Ltd.	1,852,188
32,100	RenaissanceRe Holdings, Ltd.	1,933,704
15,800	Research In Motion, Ltd.(a)	1,791,720
76,800	Rogers Communications, Inc. — Class B	3,475,200
46,900	Schering-Plough Corp.	1,249,416
21,900	Schlumberger, Ltd.	2,154,303
13,700	Siemens AG — ADR	2,155,832
16,800	State Street Corp.	1,364,160
30,500	Stryker Corp.	2,278,960
18,800	Telefonica S.A. — ADR	1,834,692
19,900	The Boeing Co.	1,740,454
16,700	The Goldman Sachs Group, Inc.	3,591,335
65,300	The Pepsi Bottling Group, Inc.	2,576,738
16,150	Union Pacific Corp.	2,028,763
23,200	WellPoint, Inc.(a)	2,035,336
101,500	Wells Fargo & Co.	3,064,285
35,100	Yingli Green Energy Holding Co., Ltd. — ADR(a)(b)	1,358,370

Total Common Stocks (Cost $147,482,147)		177,238,173

Short-Term Investments (0.5%)
$813,704	Brown Brothers Harriman Time Deposit — U.S. Dollar, 2.53%, 01/02/08#	813,704

Total Short-Term Investments (Cost $813,704)		813,704

Other Securities (6.0%)
10,726,528	Brown Brothers Harriman Securities Lending Investment Fund, 5.19%	10,726,528

Total Other Securities (Cost $10,726,528)		10,726,528

Total Investments 105.8% (Cost $159,022,379)		188,778,405

Liabilities Less Other Assets (5.8)%		(10,349,217)

Net Assets 100.0% $		$178,429,188

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.

(b)	A portion or all of the security was on loan as of December 31, 2007.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

ADR	American Depositary Receipt
Schedule of Investments

ICON INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (101.4%)
21,100	Aetna, Inc.x	$1,218,103
21,000	Aflac, Inc.x	1,315,230
19,000	Allegheny Energy, Inc.	1,208,590
19,600	America Movil S.A.B. de C.V. — ADRx	1,203,244
6,900	Apple Computer, Inc.(a)	1,366,752
18,900	Archer Daniels Midland Co.	877,527
28,800	AT&T, Inc.x	1,196,928
41,200	Banco Santander Central Hispano S.A. — ADRx	887,448
19,400	Bank of New York Mellon Corp.	945,944
31,500	Barnes Group, Inc.	1,051,785
12,700	Baxter International, Inc.	737,235
26,200	BE Aerospace, Inc.(a)x	1,385,980
8,900	BHP Billiton, Ltd. — ADR(b)	623,356
17,900	BP PLC — ADR(b)	1,309,743
17,800	Cameron International Corp.(a)x	856,714
10,500	China Mobile, Ltd. — ADR	912,135
11,100	CIGNA Corp.	596,403
8,800	ConocoPhillips	777,040
14,200	Constellation Energy Group, Inc.	1,455,926
4,200	DaimlerChrysler AG — ADR	401,646
68,900	Dell, Inc.(a)x	1,688,739
3,400	Diamond Offshore Drilling, Inc.(b)	482,800
7,200	Everest Re Group, Ltd.	722,880
9,800	Express Scripts, Inc.(a)	715,400
2,900	First Solar, Inc.(a)	774,706
13,600	Freeport-McMoRan Copper & Gold, Inc. — Class Bx	1,393,184
77,600	General Electric Co.x	2,876,632
11,200	Genzyme Corp.(a)	833,728
43,000	Gold Fields, Ltd. — ADR	610,600
4,000	Google, Inc. — Class A(a)	2,765,920
9,600	Greif, Inc. — Class A	627,552
10,500	Halliburton Co.	398,055
11,300	Harris Corp.	708,284
12,700	Hewlett-Packard Co.	641,096
4,400	HSBC Holdings PLC — ADR	368,324
10,700	Humana, Inc.(a)x	805,817
106,700	Intel Corp.	2,844,622
18,600	International Business Machines Corp.x	2,010,660
19,600	Johnson & Johnson, Inc.x	1,307,320
39,900	Johnson Controls, Inc.x	1,437,996
34,000	JPMorgan Chase & Co.x	1,484,100
6,400	Kimberly-Clark Corp.	443,776
17,600	Kirby Corp.(a)	818,048
7,600	Lincoln National Corp.	442,472
7,600	Lockheed Martin Corp.x	799,976
9,200	Loews Corp.	463,128
19,500	Manulife Financial Corp. — ADRx	794,625
9,300	MEMC Electronic Materials, Inc.(a)	822,957
8,700	MetLife, Inc.	536,094
64,000	Microsoft Corp.	2,278,400
13,600	Monsanto Co.x	1,518,984
9,200	Murphy Oil Corp.x	780,528
49,700	National Bank of Greece S.A. — ADR	685,363
7,200	National Oilwell Varco, Inc.(a)x	528,912
10,800	Nike, Inc. — Class Bx	693,792
15,500	Norfolk Southern Corp.	781,820
3,300	Northrop Grumman Corp.	259,512
17,000	NRG Energy, Inc.(a)	736,780

Shares or Principal Amount		Value

Common Stocks — Continued
12,400	Occidental Petroleum Corp.x	$954,676
52,400	Oracle Corp.(a)	1,183,192
13,900	Procter & Gamble Co.x	1,020,538
14,500	Public Service Enterprise	1,424,480
40,700	Quintana Maritime, Ltd.	935,286
19,400	Raytheon Co.x	1,177,580
12,600	RenaissanceRe Holdings, Ltd.	759,024
8,000	Research In Motion, Ltd.(a)	907,200
17,600	Rogers Communications, Inc. — Class B	796,400
5,100	Schlumberger, Ltd.x	501,687
12,800	State Street Corp.	1,039,360
16,700	Stryker Corp.	1,247,824
13,500	Suntech Power Holdings Co., Ltd. — ADR(a)(b)x	1,111,320
9,500	Sysco Corp.	296,495
5,800	Telefonica S.A. — ADR	566,022
11,700	Telefonos de Mexico S.A. de C.V. — ADR	431,028
6,800	The Clorox Co.	443,156
9,300	The Goldman Sachs Group, Inc.	1,999,965
5,700	The Hartford Financial Services Group, Inc.	496,983
30,100	The Pepsi Bottling Group, Inc.	1,187,746
4,400	Transocean, Inc.(a)	629,860
4,900	Triumph Group, Inc.	403,515
7,100	Union Pacific Corp.	891,902
18,300	UnitedHealth Group, Inc.	1,065,060
36,500	Vimpel-Communications — ADRx	1,518,400
13,600	Weatherford International, Ltd.(a)	932,960
42,100	Western Digital Corp.(a)	1,271,841
23,500	Yingli Green Energy Holding Co., Ltd. — ADR(a)(b)	909,450

Total Common Stocks (Cost $75,139,421)		85,314,261

Short-Term Investments (0.8%)
$654,772	Brown Brothers Harriman Time Deposit — U.S. Dollar, 2.53%, 01/02/08#	654,772

Total Short-Term Investments (Cost $654,772)		654,772

Other Securities (3.7%)
3,100,904	Brown Brothers Harriman Securities Lending Investment Fund, 5.19%	3,100,904

Total Other Securities (Cost $3,100,904)		3,100,904
Schedule of Investments

ICON INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

Put Options Purchased (0.6%)
S&P Index Jan 1460 Put, Expiration January 2008, Exercise Price $1,460	213	489,900

Total Put Options Purchased (Cost $746,213)		489,900

Total Investments 106.5% (Cost $79,641,310)		89,559,837

Liabilities Less Other Assets (6.5)%		(5,434,032)

Net Assets 100.0%		$84,125,805

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.

(b)	A portion or all of the security was on loan as of December 31, 2007.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

x	A portion or all of the security is pledged as collateral for all options written.

ADR	American Depositary Receipt
SCHEDULE OF WRITTEN CALL OPTIONS

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

S&P Index Jan 1480 Call, Expiration January 2008, Exercise Price $1,480	533	$1,087,320

Total Options Written (Premiums received $2,450,014)		$1,087,320

*	All written options have 100 shares per contract.
The accompanying notes are an integral part of the Schedule of Investments.
Schedule of Investments

ICON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (87.1%)
8,700	3M Co.	$733,584
20,300	Abbott Laboratories	1,139,845
10,600	ACE, Ltd.	654,868
28,900	Aflac, Inc.	1,810,007
14,000	AMCOL International Corp.	504,420
30,800	Ameren Corp.	1,669,668
7,000	Apache Corp.	752,780
9,400	ArcelorMittal	727,090
27,000	Archer Daniels Midland Co.	1,253,610
65,900	AT&T, Inc.	2,738,804
20,000	Automatic Data Processing, Inc.	890,600
25,900	Bank of New York Mellon Corp.	1,262,884
35,700	Barnes Group, Inc.	1,192,023
18,600	Baxter International, Inc.	1,079,730
23,800	BCE, Inc. — ADR	945,812
8,600	Becton, Dickinson & Co.	718,788
9,700	BHP Billiton, Ltd. — ADR	679,388
17,100	BP PLC — ADR	1,251,207
43,200	Bristol-Myers Squibb Co.	1,145,664
14,300	Canadian National Railway Co. — ADR	671,099
4,400	CF Industries Holdings, Inc.	484,264
19,700	Chevron Corp.	1,838,601
23,500	China Medical Technologies, Inc. — ADR	1,043,165
27,600	Chunghwa Telecom Co., Ltd. — ADR	582,636
12,700	Colgate-Palmolive Co.	990,092
18,400	Companhia de Saneamento Basico do Estado de Sao Paulo — ADR	864,800
16,800	ConocoPhillips	1,483,440
10,300	Consolidated Edison Company of New York, Inc.	503,155
14,500	Constellation Energy Group, Inc.	1,486,685
21,100	Credicorp, Ltd.	1,609,930
15,900	Dominion Resources, Inc. of Virginia	754,455
21,700	Dow Chemical Co.	855,414
23,300	DPL, Inc.	690,845
7,600	Eaton Corp.	736,820
13,200	Emerson Electric Co.	747,912
4,300	Entergy Corp.	513,936
9,200	Everest Re Group, Ltd.	923,680
27,400	Federated Investors, Inc.	1,127,784
19,900	FPL Group, Inc.	1,346,633
9,600	Freeport-McMoRan Copper & Gold, Inc. — Class B	983,424
20,200	Genco Shipping & Trading, Ltd.	1,106,152
99,800	General Electric Co.	3,699,586
26,500	General Maritime Corp.	647,925
2,900	Google, Inc. — Class A(a)	2,005,292
13,000	Greif, Inc. — Class A	849,810
19,100	Heartland Payment Systems, Inc.	511,880
45,100	Hewlett-Packard Co.	2,276,648
13,400	Huaneng Power International, Inc. — ADR	553,420
18,700	IDEX Corp.	675,631
77,100	Intel Corp.	2,055,486
23,100	International Business Machines Corp.	2,497,110
15,400	Johnson & Johnson, Inc.	1,027,180
28,100	Johnson Controls, Inc.	1,012,724
28,100	JPMorgan Chase & Co.	1,226,565
25,400	Kaman Corp. — Class A	934,974
13,000	Kimberly-Clark Corp.	901,420

Shares or Principal Amount		Value

Common Stocks — Continued
33,600	Kroger Co.	$897,456
8,900	L-3 Communications Holdings, Inc.	942,866
6,000	Lockheed Martin Corp.	631,560
18,600	Marathon Oil Corp.	1,131,996
21,700	Merck & Co., Inc.	1,260,987
15,300	MetLife, Inc.	942,786
100,900	MFA Mortgage Investments, Inc. — REIT	933,325
91,800	Microsoft Corp.	3,268,080
5,000	Monsanto Co.	558,450
24,800	Nike, Inc. — Class B	1,593,152
16,800	Norfolk Southern Corp.	847,392
15,600	Northeast Utilities	488,436
11,000	NYSE Euronext	965,470
10,700	Occidental Petroleum Corp.	823,793
38,500	Partner Communications Co., Ltd.	850,080
14,200	PartnerRe, Ltd.	1,171,926
19,600	PepsiCo, Inc.	1,487,640
29,400	PerkinElmer, Inc.	764,988
15,231	Philippine Long Distance Telephone Co. — ADR	1,153,291
12,800	PNC Financial Services Group, Inc.	840,320
9,100	PPG Industries, Inc.	639,093
30,200	Procter & Gamble Co.	2,217,284
12,000	Progress Energy, Inc.	581,160
12,000	Prudential Financial, Inc.	1,116,480
21,600	QUALCOMM, Inc.	849,960
57,200	Quintana Maritime, Ltd.	1,314,456
21,300	Raytheon Co.	1,292,910
21,500	RenaissanceRe Holdings, Ltd.	1,295,160
7,800	RWE AG — ADR	1,087,710
39,800	Seagate Technology	1,014,900
193,261	Siliconware Precision Industries Co. — ADR	1,718,090
25,200	SK Telecom Co., Ltd. — ADR	751,968
15,400	Smith International, Inc.	1,137,290
7,200	The Boeing Co.	629,712
9,500	The Clorox Co.	619,115
27,800	The Pepsi Bottling Group, Inc.	1,096,988
25,500	Tupperware Brands Corp.	842,265
28,600	U.S. Bancorp	907,764
9,900	Union Pacific Corp.	1,243,638
12,800	United Parcel Service, Inc. — Class B	905,216
19,600	Vodafone Group PLC — ADR	731,472
50,700	Waddell & Reed Financial, Inc. — Class A	1,829,763
20,900	Wells Fargo & Co.	630,971

Total Common Stocks (Cost $94,447,682)		109,378,704

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Convertible Preferred Stocks (0.8%)
7,000	Northrop Grumman Corp.	7.00%	04/04/21	1,018,500

Total Convertible Preferred Stocks (Cost $927,374)				1,018,500

Corporate Bonds (2.4%)
$1,000,000	DaimlerChrysler NA Holding	6.50%	11/15/13	1,045,005
500,000	Financing Corp.	9.40%	02/08/18	694,542
Schedule of Investments

ICON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds — Continued
$1,288,000	Household Finance Corp.	4.75%	07/15/13	$1,241,481

Total Corporate Bonds (Cost $3,008,944)				2,981,028

U.S. Government And U.S. Government Agency Bonds (8.8%)
1,000,000	Fannie Mae	3.25%	01/15/08	999,517
1,000,000	Fannie Mae	5.25%	01/15/09	1,012,694
750,000	Fannie Mae	6.63%	09/15/09	787,159
750,000	Fannie Mae	6.13%	03/15/12	814,828
650,000	Fannie Mae	8.10%	08/12/19	847,985
1,000,000	Federal Home Loan Bank	2.75%	03/14/08	996,318
1,000,000	Federal Home Loan Bank	5.80%	09/02/08	1,009,784
3,000,000	Freddie Mac	5.00%	01/16/09	3,032,517
1,323,000	Freddie Mac	5.16%	02/27/15	1,324,984
258,000	Freddie Mac	5.00%	09/29/17	256,909

Total U.S. Government And U.S. Government Agency Bonds (Cost $10,975,784)				11,082,695

Underlying Security/
Expiration Date/
Exercise Price	Contracts	Value

Call Options Purchased (0.6%)
Harris Corp. Option, Expiration February 2008,	167
Exercise Price $60		75,985
MEMC Electronic Materials, Inc., Expiration	154
January 2008, Exercise Price $65		365,750
Suntech Power Holdings Co., Ltd., Expiration	100
January 2009, Exercise Price $75		248,500
VistaPrint, Ltd., Expiration April 2008,	150
Exercise Price $48		37,125

Total Call Options Purchased (Cost $398,173)		727,360

Total Investments 99.7% (Cost $109,757,957)		125,188,287

Other Assets Less Liabilities 0.3%		387,024

Net Assets 100.0%		$125,575,311

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
Schedule of Investments

ICON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (96.5%)
60,000	AAR Corp.(a)	$2,281,800
75,500	Aetna, Inc.	4,358,615
56,100	Aflac, Inc.	3,513,543
148,200	Amedisys, Inc.(a)	7,190,664
88,000	America Movil S.A.B. de C.V. — ADR	5,402,320
61,500	Amphenol Corp. — Class A	2,851,755
60,000	Anixter International, Inc.(a)(b)	3,736,200
28,000	Apache Corp.	3,011,120
100,000	Archer Daniels Midland Co.	4,643,000
65,700	Arrow Electronics, Inc.(a)	2,580,696
85,000	AT&T, Inc.x	3,532,600
61,000	Atwood Oceanics, Inc.(a)x	6,114,640
52,600	Avnet, Inc.(a)	1,839,422
67,000	Bank of America Corp.	2,764,420
35,000	BE Aerospace, Inc.(a)	1,851,500
30,000	Bristow Group, Inc.(a)	1,699,500
38,200	Burlington Northern Santa Fe Corp.	3,179,386
30,000	China Mobile, Ltd. — ADR	2,606,100
100,000	Coca-Cola Enterprises, Inc.	2,603,000
27,500	Companhia de Saneamento Basico do Estado de Sao Paulo — ADR(b)	1,292,500
35,100	ConocoPhillips	3,099,330
12,000	Constellation Energy Group, Inc.	1,230,360
50,000	Corn Products International, Inc.	1,837,500
35,000	Crocs, Inc.(a)(b)	1,288,350
22,500	Danaher Corp.	1,974,150
215,000	Dell, Inc.(a)	5,269,650
29,000	Diamond Offshore Drilling, Inc.x	4,118,000
33,500	DryShips, Inc.(b)	2,592,900
75,000	eBay, Inc.(a)	2,489,250
32,500	Edison International	1,734,525
26,400	Everest Re Group, Ltd.	2,650,560
39,700	Express Scripts, Inc.(a)	2,898,100
35,000	Federated Investors, Inc.	1,440,600
6,000	First Solar, Inc.(a)	1,602,840
41,000	FMC Technologies, Inc.(a)	2,324,700
73,500	Freeport-McMoRan Copper & Gold, Inc. — Class B	7,529,340
55,000	Genco Shipping & Trading, Ltd.(b)	3,011,800
153,700	General Electric Co.	5,697,659
32,100	Genzyme Corp.(a)	2,389,524
10,500	Google, Inc. — Class A(a)	7,260,540
44,150	HCC Insurance Holdings, Inc.	1,266,222
56,700	Helix Energy Solutions Group, Inc.(a)x	2,353,050
78,500	Henry Schein, Inc.(a)(b)	4,819,900
117,200	Hewlett-Packard Co.x	5,916,256
21,000	Huaneng Power International, Inc. — ADR	867,300
82,300	Humana, Inc.(a)x	6,198,013
57,400	International Business Machines Corp.x	6,204,940
24,000	JA Solar Holdings Co., Ltd. — ADR(a)	1,675,440
83,000	Kennametal, Inc.	3,142,380
40,500	Kimberly-Clark Corp.	2,808,270
65,000	Kirby Corp.(a)	3,021,200
27,500	McKesson Corp.	1,801,525
26,300	MedcoHealth Solutions, Inc.(a)	2,666,820
52,000	MetLife, Inc.	3,204,240
181,800	Microsoft Corp.	6,472,080

Shares or Principal Amount		Value

Common Stocks — Continued
27,500	Monsanto Co.	$3,071,475
40,000	Moog, Inc. — Class A(a)	1,832,400
32,500	Murphy Oil Corp.	2,757,300
61,000	National Oilwell Varco, Inc.(a)	4,481,060
252,600	Navios Maritime Holdings, Inc.	3,094,350
24,100	Nike, Inc. — Class B	1,548,184
50,000	Norfolk Southern Corp.x	2,522,000
42,600	Northrop Grumman Corp.	3,350,064
29,600	NRG Energy, Inc.(a)	1,282,864
125,000	Oracle Corp.(a)	2,822,500
37,700	Procter & Gamble Co.	2,767,934
35,500	Prudential Financial, Inc.	3,302,920
30,000	PT Telekomunikasi Indonesia — ADR	1,260,300
12,500	Public Service Enterprise	1,228,000
108,500	Quintana Maritime, Ltd.	2,493,330
55,000	Reliance Steel & Aluminum Co.	2,981,000
65,300	Rogers Communications, Inc. — Class B	2,954,825
35,400	Royal Dutch Shell PLC — ADR — Class Ax	2,980,680
28,500	RWE AG — ADR	3,974,325
40,000	State Street Corp.	3,248,000
50,000	Swisscom AG — ADR	1,932,500
22,500	Telefonica S.A. — ADR	2,195,775
36,700	The Boeing Co.	3,209,782
25,000	The Clorox Co.	1,629,250
40,600	The Goldman Sachs Group, Inc.	8,731,030
18,400	The Hartford Financial Services Group, Inc.	1,604,296
89,600	The Pepsi Bottling Group, Inc.x	3,535,616
39,600	Transatlantic Holdings, Inc.x	2,877,732
25,000	Transocean, Inc.(a)x	3,578,750
60,000	U.S. Bancorp	1,904,400
40,000	Union Pacific Corp.x	5,024,800
65,000	UnitedHealth Group, Inc.x	3,783,000
30,500	Wachovia Corp.	1,159,915
50,000	Weatherford International, Ltd.(a)x	3,430,000
37,600	Wells Fargo & Co.	1,135,144

Total Common Stocks (Cost $261,697,607)		281,595,596

Short-Term Investments (0.6%)
$1,655,755	Brown Brothers Harriman Time Deposit — U.S. Dollar, 2.53%, 01/02/08#	1,655,755

Total Short-Term Investments (Cost $1,655,755)		1,655,755

Other Securities (3.2%)
9,545,581	Brown Brothers Harriman Securities Lending Investment Fund, 5.19%	9,545,581

Total Other Securities (Cost $9,545,581)		9,545,581

Total Investments 100.3% (Cost $272,898,943)		292,796,932

Liabilities Less Other Assets (0.3)%		(966,550)

Net Assets 100.0%		$291,830,382

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.
Schedule of Investments

ICON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

(b)	A portion or all of the security was on loan as of December 31, 2007.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

x	A portion or all of the security is pledged as collateral for securities sold short.

ADR	American Depositary Receipt
SCHEDULE OF SECURITIES SOLD SHORT

Shares	Short Security	Value

3,500	AMB Property Corp.	$201,460
9,500	AvalonBay Communities, Inc.	894,330
50,000	BioMed Realty Trust, Inc.	1,158,500
12,500	BJ’s Wholesale Club, Inc.(a)	422,875
20,500	BRE Properties, Inc.	830,865
12,500	Choice Hotels International, Inc.	415,000
36,600	Corporate Office Properties Trust	1,152,900
40,000	Duke Realty Corp.	1,043,200
10,000	EastGroup Properties, Inc.	418,500
21,700	Equity Residential	791,399
4,500	General Growth Properties, Inc.	185,310
35,000	Insituform Technologies, Inc.(a)	518,000
81,900	Isle of Capri Casinos, Inc.(a)	1,127,763
32,500	Louisiana-Pacific Corp.	444,600
153,300	Multimedia Games, Inc.(a)	1,278,522
19,500	Overseas Shipholding Group, Inc.	1,451,385
56,500	Pinnacle Entertainment, Inc.(a)	1,331,140
3,500	ProLogis	221,830
5,000	PS Business Parks, Inc.	262,750
7,500	Quanta Services, Inc.(a)	196,800
12,600	SL Green Realty Corp.	1,177,596
10,000	Starwood Hotels & Resorts Worldwide, Inc.	440,300
110,000	Stillwater Mining Co.(a)	1,062,600
25,700	Teekay Corp.	1,367,497
5,000	The Macerich Co.	355,300
15,000	The Marcus Corp.	231,750
16,000	Vornado Realty Trust	1,407,200

Total Securities Sold Short (Proceeds $22,474,764)		$20,389,372

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.
Schedule of Investments

Notes to Schedules of Investments
December 31, 2007 (unaudited)

1. Organization

The ICON Bond Fund (“Bond Fund”), ICON Core Equity Fund (“Core Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Income Opportunity Fund (“Income Opportunity Fund”, formerly, the ICON Covered Call Fund) and ICON Long/Short Fund (“Long/Short Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund offers four classes of shares, Class I, Class C, Class Z and Class A with the exception of Bond Fund, which offers three classes of shares, Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently 12 other active funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Core Equity Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Income Opportunity Fund is modest capital appreciation and to maximize realized gains. The investment objective of the Long/Short Fund is capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium- and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Income Opportunity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. The Long/Short Fund engages in short

 Notes to Schedules of Investments

selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. There are also risks associated with small and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the schedules of investments. The preparation of the schedules of investments in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the schedules of investments. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are generally valued at 4:15 p.m. Eastern time each day the NYSE is open. The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

 Notes to Schedules of Investments

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to purchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended December 31, 2007.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any forward foreign currency contracts during the period ended December 31, 2007.

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the

 Notes to Schedules of Investments

underlying hedged assets. The Funds held no financial futures contracts during the period ended December 31, 2007.

Options Transactions

The Income Opportunity Fund writes (sells) call options as part of its normal investment activities. Each Fund may write (sell) put and call options on individual securities and on securities indexes.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the fund exercises a call on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

The Income Opportunity Fund’s written options are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. Such collateral for the Fund is restricted from use. The securities pledged as collateral are included on the Schedule of Investments.

As of December 31, 2007, the Equity Income Fund and the Income Opportunity Fund engaged in option transactions which are included on each Funds’ Schedule of Investments.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Dividends received on short sales are treated as an expense. Liabilities for securities sold short are reported at market value. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short may exceed the liabilities recorded. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of December 31, 2007, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to non-affiliated qualified parties. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy.

 Notes to Schedules of Investments

All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Securities Lending Investment Fund of Brown Brothers Harriman Trust, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.

The cash collateral invested by the Lending Agent is disclosed in the Schedule of Investments.

As of December 31, 2007, the following Funds had securities with the following values on loans:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Bond Fund	$2,081,894	$2,144,538
ICON Core Equity Fund	10,841,172	10,726,528
ICON Income Opportunity Fund	3,012,305	3,100,904
ICON Long/Short Fund	9,141,404	9,545,581

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Income Opportunity Fund distribute net investment income, if any, to shareholders quarterly. Other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications, if any, of FIN 48. Its impact to the schedule of investments has not yet been determined.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

 Notes to Schedules of Investments

ICON ASIA — PACIFIC REGION FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (100.5%)
496,000	Agile Property Holdings, Ltd.	$890,500
164,000	ASICS Corp.	2,349,799
15,000	Astellas Pharma, Inc.	650,647
289,000	Asustek Computer, Inc.	860,172
690,000	AU Optronics Corp.	1,331,019
240,000	Bangkok Bank Public Co., Ltd.	834,788
133,000	Bank of East Asia, Ltd.	901,243
2,343,000	Beauty China Holdings, Ltd.	2,388,229
32,350	Canon, Inc.	1,480,748
494,000	Cathay Pacific Airways, Ltd.	1,286,278
1,051,000	Chi Mei Optoelectronics Corp.	1,461,554
3,018,000	China Construction Bank Corp. — Class H	2,527,540
1,549,000	China Hongxing Sports, Ltd.	1,016,843
285,000	China Mobile, Ltd.	4,963,451
494,000	China Oilfield Services, Ltd.	1,103,321
3,014,000	China Oriental Group Co., Ltd.	2,443,852
506,000	China Sky Chemical Fibre Co., Ltd.	770,247
1,275,450	China Steel Corp.	1,697,137
465,000	China Vanke Co., Ltd. — Class B	1,198,425
1,286,000	Chunghwa Telecom Co., Ltd.	2,517,191
814,000	CNOOC, Ltd.	1,367,097
950,385	Compal Electronics, Inc.	1,035,128
74,000	Daiichi Sankyo Co., Ltd.	2,277,204
8,600	Daum Communications Corp.(a)	706,539
41,000	DBS Group Holdings, Ltd.	582,094
66,600	Denso Corp.	2,710,600
1,949,000	Digital China Holdings, Ltd.	1,406,920
41,400	Dongbu Insurance Co., Ltd.	2,383,981
75	East Japan Railway Co.	616,998
164,000	Esprit Holdings Ltd.	2,415,098
1,504,000	Ezra Holdings, Ltd.	3,435,280
742,000	Formosa Chemicals & Fibre Corp.	1,886,638
30,500	FUJIFILM Holdings Corp.	1,276,765
571,000	Great Wall Motor Co., Ltd.	806,569
936,000	Hengan International Group Co., Ltd.	4,160,551
129,618	Hon Hai Precision Industry Co., Ltd.	799,108
62,800	Honda Motor Co., Ltd.	2,074,867
712,400	Hong Leong Financial Group Bhd.	1,284,494
334,000	Hopson Development Holdings, Ltd.	911,008
10,100	Hyundai Heavy Industries Co., Ltd.(a)	4,709,374
12,374	Hyundai Mipo Dockyard Co., Ltd.(a)	3,757,644
35,880	Industrial Bank of Korea(a)	669,662
11,200	JA Solar Holdings Co., Ltd. — ADR(a)*	781,872
82,000	Jardine Cycle & Carriage, Ltd.	1,224,783
1,160	K.K. DaVinci Advisors(a)	1,005,103
100,000	Kansai Electric Power Co., Inc.	2,329,605
340,000	Keppel Corp., Ltd.	3,030,577
2,801,000	KNM Group Bhd.	6,450,300
20,500	Kobayashi Pharmaceutical Co., Ltd.	767,208
18,500	Korea Electric Power Corp.(a)	778,197
6,200	Korea Investment Holdings Co., Ltd.	528,014
1,578,600	KS Energy Services, Ltd.	3,494,711

Shares or Principal Amount		Value

Common Stocks — Continued
41,000	Kyushu Electric Power Co., Inc.	$1,006,640
318,000	Li & Fung, Ltd.	1,267,859
606,000	Li Ning Co., Ltd.	2,231,561
192,000	Meritz Fire & Marine Insurance Co., Ltd.	2,580,934
169,000	Mitsubishi UFJ Financial Group, Inc.	1,593,872
132,450	Mitsui & Co., Ltd.	2,766,277
4,300	Nintendo Co., Ltd.	2,525,093
71,100	Nissan Motor Co., Ltd.	776,125
44,000	Olympus Corp.	1,793,461
165,000	Osaka Gas Co., Ltd.	649,268
2,430,000	Pacific Basin Shipping, Ltd.	3,856,029
6,360,000	Petron Corp.	869,157
672,000	Public Bank Bhd.	2,225,334
2,194,000	Raffles Education Corp., Ltd.	4,605,397
672,800	Sembcorp Marine, Ltd.	1,861,747
24,000	Shimano, Inc.	863,042
1,199,000	Siam Commericial Bank Public Co., Ltd.	3,049,180
115,740	Singapore Airlines, Ltd.	1,390,844
134,000	Singapore Petroleum Co., Ltd.	699,776
530,000	Singapore Technologies Engineering, Ltd.	1,367,396
1,228,000	Singapore Telecommunications, Ltd.	3,379,616
37,300	Sony Corp.	2,032,484
29,000	Square Enix Co., Ltd.	883,021
50,000	Stanley Electric Co., Ltd.	1,242,022
189	Sumitomo Mitsui Financial Group, Inc.	1,398,840
23,500	Suzuken Co., Ltd.	836,580
21,200	Takeda Pharmaceutical Co., Ltd.	1,238,688
58,200	Terumo Corp.	3,034,536
40,000	Tokai Rika Co., Ltd.	1,233,401
140,000	Tokyo Gas Co., Ltd.	654,074
89,500	Toyota Motor Corp.	4,767,295
1,387,000	U-Ming Marine Transport Corp.*	3,789,804
143,000	United Overseas Bank, Ltd.	1,959,045
2,598,000	Wasion Meters Group, Ltd.	1,554,112
1,931,943	WCT Engineering Bhd.	4,836,407
104	West Japan Railway Co.	515,991
705,000	Wistron Corp.	1,295,202
25,600	Woori Investment & Securities Co., Ltd.	711,400
23,400	Yamada Denki Co., Ltd.	2,639,997

Total Common Stocks (Cost $139,948,657)		170,318,480

Total Investments 100.5% (Cost $139,948,657)		170,318,480

Liabilities Less Other Assets (0.5)%		(819,980)

Net Assets 100.0%		$169,498,500

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.

*	All securities were fair valued (Note 2) as of December 31, 2007 unless noted with a “*”. Total value of securities fair valued was $165,746,804.

ADR	American Depositary Receipt
Schedule of Investments

ICON EUROPE FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (100.3%)
171,700	ABB, Ltd.	$4,951,513
42,200	Adidas AG	3,117,150
51,700	Aixtron AG(a)	738,737
31,200	Aker Kvaerner ASA	823,743
43,000	Aleo Solar AG(a)	1,081,780
7,040	Allianz AG	1,517,873
4,200	Alstom	902,039
84,500	Aviva PLC	1,126,058
137,900	BAE Systems PLC	1,368,371
49,300	Banco Bilbao Vizcaya Argentaria S.A.	1,200,045
68,400	Banco Espirito Santo S.A.	1,497,324
114,600	Banco Santander Central Hispano S.A.	2,474,877
11,200	Beiersdorf AG	865,688
27,800	BNP Paribas	3,015,994
14,400	British American Tobacco PLC	562,885
337,800	Cable & Wireless PLC	1,246,262
32,200	CEZ A.S.	2,395,026
62,400	Coca-Cola Hellenic Bottling Co. S.A.	2,692,704
29,300	Daimler AG	2,827,084
16,900	Deutsche Post AG	575,296
72,600	DSV A/S	1,588,645
13,300	E.ON AG	2,827,588
37,000	Elisa Oyj — Class A	1,131,418
131,900	Enel S.p.A	1,568,274
193,400	FirstGroup PLC	3,121,523
71,900	France Telecom S.A.	2,578,845
9,900	Fresenius SE	827,682
43,400	Fugro N.V.	3,351,565
4,430	Galenica AG	1,918,639
49,100	Gerry Weber International AG	1,625,967
30,300	Getinge AB — Class B	810,289
29,700	HBOS PLC	431,826
42,800	Heineken N.V.	2,763,860
28,700	Henkel KGaA	1,609,418
193,600	Hera S.p.A.	870,296
166,300	HSBC Holdings PLC	2,800,966
76,800	Iberdrola S.A.	1,163,363
26,400	InBev N.V.	2,194,433
70,700	Jumbo S.A.	2,544,956
12,300	KBC Groep N.V.	1,731,101
79,840	Koninklijke Ahold N.V.(a)	1,105,580
21,200	Kuehne & Nagel International AG	2,036,095
51,900	Logitech International S.A.(a)	1,895,842
8,900	Lonza Group AG	1,076,613
34,300	Lundin Petroleum AB(a)	356,474
146,675	Man Group PLC	1,664,853
5,600	Muenchener Rueckversicherungs-Gesellschaft AG	1,086,722
67,300	National Bank of Greece S.A.	4,614,635
116,400	National Grid PLC	1,930,269
31,800	Navios Maritime Holdings, Inc.	389,550
13,730	Nestle S.A.	6,306,075
75,500	Nokia Oyj	2,900,214
57,600	Novartis AG	3,150,686
30,000	Novo Nordisk A/S — Class B	1,958,768
584,300	Old Mutual PLC	1,946,546
5,700	Phonak Holding AG	640,099
51,175	Piraeus Bank S.A.	1,990,335
1,175	Porsche AG	2,364,402

Shares or Principal Amount		Value

Common Stocks — Continued
160,400	Prudential PLC	$2,258,338
10,100	Raiffeisen International Bank Holding AG	1,517,839
20,300	Renewable Energy Corp. AS(a)	1,018,584
17,070	Roche Holding AG	2,951,470
21,500	RWE AG	3,028,346
32,400	SABMiller PLC	909,239
37,400	Saipem S.p.A.	1,493,372
17,300	Sanofi-Aventis	1,583,487
45,200	Scania AB — Class B	1,073,073
10,200	Schneider Electric S.A.	1,381,387
49,500	Seadrill, Ltd.(a)	1,195,073
19,900	SGL Carbon AG(a)	1,076,967
29,550	Siemens AG	4,679,054
19,300	Smit International N.V.	1,986,000
20,400	Swedish Match AB	485,822
6,730	Syngenta AG	1,708,184
11,500	Technip S.A.	914,632
130,900	Telefonica S.A.	4,242,864
71,000	Telenor ASA	1,685,362
128,400	Temenos Group AG(a)	3,159,748
172,300	Tesco PLC	1,638,848
17,800	TomTom N.V.(a)(b)	1,344,239
141,300	Turkiye Garanti Bankasi A.S.	1,261,150
88,400	Unilever N.V.	3,247,553
67,500	United Internet AG	1,635,434
50,100	Vimpel-Communications — ADR*	2,084,160
18,200	Vivendi Universal	835,533
8,350	Wimm-Bill-Dann Foods OJSC — ADR*	1,094,184
35,700	Zumtobel AG	1,285,691
7,000	Zurich Financial Services AG	2,054,859

Total Common Stocks (Cost $148,145,006)		164,685,353

Short-Term Investments (0.4%)
$659,321	Brown Brothers Harriman Time Deposit — Euro, 2.62%, 01/02/08#*	659,321
42,987	Brown Brothers Harriman Time Deposit — U.S. Dollar, 2.53%, 01/02/08#*	42,987

Total Short-Term Investments (Cost $702,308)		702,308

Other Securities (0.4%)
713,250	Brown Brothers Harriman Securities Lending Investment Fund, 5.19%*	713,250

Total Other Securities (Cost $713,250)		713,250

Total Investments 101.1% (Cost $149,560,564)		166,100,911

Liabilities Less Other Assets (1.1)%		(1,836,357)

Net Assets 100.0%		$164,264,554

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.

(b)	A portion or all of the security was on loan as of December 31, 2007.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

*	All securities were fair valued (Note 2) as of December 31, 2007 unless noted with a “*”. Total value of securities fair valued was $161,507,009.

ADR	American Depositary Receipt
Schedule of Investments

ICON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (98.6%)
232,000	ABB, Ltd.	$6,690,454
32,000	Adidas AG	2,363,716
982,000	Agile Property Holdings, Ltd.	1,763,046
46,800	Aleo Solar AG(a)(b)	1,177,379
1,689,700	America Movil S.A.B. de C.V.*	5,187,404
99,000	ASICS Corp.	1,418,476
19,600	Atwood Oceanics, Inc.(a)*	1,964,704
1,086,000	AU Optronics Corp.	2,094,907
32,900	Banco Bilbao Vizcaya Argentaria S.A.	800,842
87,300	Banco Itau Holding Financeira S.A.*	2,232,799
153,300	Banco Santander Central Hispano S.A.	3,310,634
17,600	Bank of Nova Scotia*	896,856
7,600	Bank Zachodni WBK S.A.	773,434
1,492,000	Beauty China Holdings, Ltd.	1,520,801
15,500	Beiersdorf AG	1,198,050
27,600	BNP Paribas	2,994,296
309,900	Brasil Telecom Participacoes S.A.*	4,532,658
45,500	CEZ A.S.	3,384,276
1,503,000	China Construction Bank Corp. — Class H	1,258,745
274,000	China Mobile, Ltd.	4,771,880
596,000	China Oilfield Services, Ltd.	1,331,132
2,490,000	China Oriental Group Co., Ltd.	2,018,976
1,308,460	China Steel Corp.	1,741,061
517,500	China Vanke Co., Ltd. — Class B	1,333,731
798,000	CNOOC, Ltd.	1,340,225
50,900	Coca-Cola Hellenic Bottling Co. S.A.	2,196,452
897,445	Compal Electronics, Inc.	977,468
79,200	Companhia de Saneamento Basico do Estado de Sao Paulo*	1,831,083
45,300	Companhia Vale do Rio Doce — Class A*	1,292,285
30,200	Daimler AG	2,913,923
42,100	Denso Corp.	1,713,458
18,200	E.ON AG	3,869,331
110,500	Enel S.p.A	1,313,831
1,594,000	Ezra Holdings, Ltd.	3,640,849
216,300	FirstGroup PLC	3,491,134
718,000	Formosa Chemicals & Fibre Corp.	1,825,615
18,200	Fresenius Medical Care AG & Co. KGaA	968,931
13,300	Fresenius SE	1,111,936
45,000	Fugro N.V.	3,475,125
19,100	FUJIFILM Holdings Corp.	799,548
4,200	Galenica AG	1,819,026
62,600	Gildan Activewear, Inc.*	2,597,389
38,100	Heineken N.V.	2,460,352
1,226,000	Hengan International Group Co., Ltd.	5,449,611
177,400	Hon Hai Precision Industry Co., Ltd.	1,093,688
742,200	Hong Leong Financial Group Bhd.	1,338,225
356,000	Hopson Development Holdings, Ltd.	971,014
159,000	HSBC Holdings PLC	2,678,014
11,500	Hyundai Heavy Industries Co., Ltd.(a)	5,362,158

Shares or Principal Amount		Value

Common Stocks — Continued
15,138	Hyundai Mipo Dockyard Co., Ltd.(a)	$4,596,995
38,800	InBev N.V.	3,225,152
15,100	JA Solar Holdings Co., Ltd. — ADR(a)*	1,054,131
56,700	Jumbo S.A.	2,041,005
74,000	Kansai Electric Power Co., Inc.	1,723,907
12,100	KBC Groep N.V.	1,702,953
424,000	Keppel Corp., Ltd.	3,779,308
2,115,000	KNM Group Bhd.	4,870,541
1,652,000	KS Energy Services, Ltd.	3,657,204
11,000	Lonza Group AG	1,330,645
149,975	Man Group PLC	1,702,310
61,400	Manulife Financial Corp.(b)*	2,524,575
151,000	Meritz Fire & Marine Insurance Co., Ltd.	2,029,797
124,000	Mitsubishi UFJ Financial Group, Inc.	1,169,468
95,300	Mitsui & Co., Ltd.	1,990,383
5,500	Muenchener Rueckversicherungs-Gesellschaft AG	1,067,317
82,800	National Bank of Greece S.A.	5,677,440
183,300	National Grid PLC	3,039,676
20,370	Nestle S.A.	9,355,772
3,200	Nintendo Co., Ltd.	1,879,139
63,600	Nokia Oyj	2,443,094
79,800	Novartis AG	4,365,013
25,000	Olympus Corp.	1,019,012
2,843,000	Pacific Basin Shipping, Ltd.	4,511,395
9,300	Phonak Holding AG	1,044,371
1,080	Porsche AG	2,173,237
198,200	Prudential PLC	2,790,540
2,590,000	Raffles Education Corp., Ltd.	5,436,635
13,440	Raiffeisen International Bank Holding AG	2,019,778
23,500	Research In Motion*	2,680,815
20,159	Roche Holding AG	3,485,571
42,700	Rogers Communications, Inc. — Class B*	1,946,968
41,000	Rossi Residencial S.A.*	1,048,623
19,300	Royal Bank of Canada*	992,482
32,000	RWE AG	4,507,306
27,300	Sanofi-Aventis	2,498,798
11,930	Schneider Electric S.A.	1,615,681
902,900	Siam Commericial Bank Public Co., Ltd.	2,296,168
26,200	Siemens AG	4,148,603
979,000	Singapore Telecommunications, Ltd.	2,694,336
29,900	Stantec, Inc.*	1,178,485
126	Sumitomo Mitsui Financial Group, Inc.	932,560
27,900	Sun Life Financial, Inc.*	1,575,260
29,000	Suzuken Co., Ltd.	1,032,376
154,080	Telefonica S.A.	4,994,198
63,300	Telenor ASA	1,502,583
158,200	Temenos Group AG(a)	3,893,085
182,700	Tesco PLC	1,737,769
33,300	Toyota Motor Corp.	1,773,753
10,745	Transocean, Inc.(a)(b)*	1,538,147
211,146	Turkiye Garanti Bankasi A.S.	1,884,550
1,622,000	U-Ming Marine Transport Corp.*	4,431,913
99,000	UniCredito Italiano S.p.A.	814,232
Schedule of Investments

ICON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2007 (Unaudited)

Shares or Principal Amount		Value

Common Stocks — Continued
64,900	Unilever N.V.	$2,384,233
135,000	United Overseas Bank, Ltd.	1,849,448
41,100	Vimpel-Communications — ADR*	1,709,760
1,794,000	Wasion Meters Group, Ltd.	1,073,163
1,838,866	WCT Engineering Bhd.	4,603,399
7,650	Wimm-Bill-Dann Foods OJSC — ADR*	1,002,456
6,930	Zurich Financial Services AG	2,034,311

Total Common Stocks (Cost $236,892,313)		267,372,753

Short-Term Investments (0.4%)
$236,401	Brown Brothers Harriman Time Deposit — Canadian Dollar, 3.13%, 01/02/08#*	236,401
622	Brown Brothers Harriman Time Deposit — Euro, 2.62%, 01/02/08#*	622
830,160	Brown Brothers Harriman Time Deposit — U.S. Dollar, 2.53%, 01/02/08#*	830,160

Total Short-Term Investments (Cost $1,067,183)		1,067,183

Other Securities (1.5%)
4,218,024	Brown Brothers Harriman Securities Lending Investment Fund, 5.19%*	4,218,024

Total Other Securities (Cost $4,218,024)		4,218,024

Total Investments 100.5% (Cost $242,177,520)		272,657,960

Liabilities Less Other Assets (0.5)%		(1,399,103)

Net Assets 100.0%		271,258,857

The accompanying notes are an integral part of the Schedule of Investments.

(a)	Non-income producing security.

(b)	A portion or all of the security was on loan as of December 31, 2007.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 2007.

*	All securities were fair valued (Note 2) as of December 31, 2007 unless noted with a “*”. Total value of securities fair valued was $225,153,960.

ADR	American Depositary Receipt
Schedule of Investments

Notes to Schedules of Investments
December 31, 2007 (unaudited)

1. Organization

The ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Asia-Pacific Region Fund and the Europe Fund offer two classes of shares, Class S and Class A. The International Equity Fund offers four classes of shares, Class I, Class C, Class Z and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and transfer agent costs and that each Class has exclusive voting rights with respect to its distribution plan. There are 14 other active funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and the Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap

 Notes to Schedules of Investments

investing, including limited product lines, less liquidity, and small market share.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the schedules of investments. The preparation of the schedules of investments in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the the schedules of investments. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that (a) securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day; and (b) foreign securities in the Funds traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds’ Board of Trustees (“Board”) to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions. The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board or pursuant to procedures approved by the Board.

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of

 Notes to Schedules of Investments

SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period December 31, 2007.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any forward foreign currency contracts during the period ended December 31, 2007.

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended December 31, 2007.

Options Transactions

Each Fund may write call and put options on any security in which it may invest. When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If

 Notes to Schedules of Investments

a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the period ended December 31, 2007.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to non-affiliated qualified parties. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Securities Lending Investment Fund of Brown Brothers Harriman Trust, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.

The cash collateral invested by the Lending Agent is disclosed in the Schedule of Investments.

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

As of December 31, 2007, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Europe Fund	$679,671	$713,250
ICON International Equity Fund	4,023,828	4,218,024

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax

 Notes to Schedules of Investments

years as of the effective date. At this time, management is evaluating the implications, if any, of FIN 48. Its impact to the schedule of investments has not yet been determined.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Notes to Schedules of Investments

ICON Funds Industry Composition
December 31, 2007

	Sector Funds
							ICON
	ICON					ICON	Leisure and		ICON
	Consumer	ICON	ICON	ICON	ICON	Information	Consumer	ICON	Telecommunication
Industry	Discretionary Fund	Energy Fund	Financial Fund	Healthcare Fund	Industrials Fund	Technology Fund	Staples Fund	Materials Fund	& Utilities Fund
Advertising
Aerospace & Defense					31.6%				2.9%
Agriculture Products							9.4%
Air Freight & Logistics					1.1%
Airlines					1.6%
Alternative Carriers									1.5%
Aluminum								1.4%
Apparel Accessories & Luxury Goods	4.2%
Apparel Retail	5.0%
Application Software						3.1%
Asset Management & Custody Banks			14.4%
Auto Parts & Equipment	11.0%
Automobile Manufacturers	11.5%
Automotive Retail	5.8%
Biotechnology				14.0%
Brewers							3.0%
Broadcast & Cable TV							1.4%
Building Products					1.1%
Casinos & Gaming
Catalog Retail
Coal & Consumable Fuels		1.2%
Commercial Printing
Commodity Chemicals
Communications Equipment						13.4%			0.4%
Computer & Electronics Retail	4.2%
Computer Hardware	2.0%					24.5%	0.6%
Computer Storage & Peripherals						4.3%
Construction & Engineering
Construction & Farm Machinery & Heavy Trucks					7.8%
Construction Materials
Consumer Electronics	7.4%
Consumer Finance
Data Processing & Outsourced Services						1.0%
Department Stores
Distillers & Vintners							4.6%
Distributors	4.3%
Diversified Banks			13.5%
Diversified Capital Markets			1.1%
Diversified Chemicals								8.5%
Diversified Commercial & Professional Services			2.7%		1.6%
Diversified Metals & Mining								19.6%
Drug Retail	1.9%						3.2%
Education Services	1.5%
Electric Utilities									19.6%
Electrical Components & Equipment		7.4%			7.8%	1.6%		2.8%	0.4%
Electronic Equipment Manufacturers						1.1%
Electronic Manufacturing Services						1.2%
Environmental & Facilities Services
Fertilizers & Agricultural Chemicals							2.6%	21.8%
Food Distributors							0.6%
Food Retail							3.3%
Footwear	9.3%
Gas Utilities

ICON Funds Industry Composition
December 31, 2007

	Sector Funds
							ICON
	ICON					ICON	Leisure and		ICON
	Consumer	ICON	ICON	ICON	ICON	Information	Consumer	ICON	Telecommunication
Industry	Discretionary Fund	Energy Fund	Financial Fund	Healthcare Fund	Industrials Fund	Technology Fund	Staples Fund	Materials Fund	& Utilities Fund
General Merchandise Stores	2.7%
Gold								3.1%
Health Care Distributors				5.3%
Health Care Equipment				8.6%
Health Care Facilities
Health Care Services				12.2%
Health Care Supplies
Health Care Technology
Heavy Electrical Equipment					1.6%
Home Building
Home Entertainment Software	4.6%					2.4%	1.7%
Home Furnishings
Home Improvement Retail
Home Furnishing Retail
Hotels, Resorts & Cruise Lines
Household Appliances
Household Products							16.2%
Housewares & Specialties	3.7%
Human Resource & Employment Services
Hypermarkets & Super Centers							3.7%
Independent Power Producers & Energy Traders									10.4%
Industrial Conglomerates					16.4%				1.1%
Industrial Gases								10.2%
Industrial Machinery					13.3%
Insurance Brokers			3.3%
Integrated Oil & Gas		54.4%
Integrated Telecommunication Services									34.3%
Internet Retail
Internet Software Services	3.7%					16.7%
Investment Banking & Brokerage			18.9%
IT Consulting & Other Services						0.8%
Leisure Facilities
Leisure Products							0.9%
Life & Health Insurance			14.6%
Life Science Tools & Services
Managed Health Care				23.3%
Marine					5.8%			2.2%
Marine Ports & Services					0.7%
Metal & Glass Containers								5.8%
Mortgage Reits			2.0%
Motorcycle Manufacturers
Movies & Entertainment							10.1%
Multi-Line Insurance			2.5%
Multi-Utilities									8.9%
Office Electronics						0.7%
Office Services & Supplies
Oil & Gas Drilling		10.7%						1.3%
Oil & Gas Equipment & Services		16.8%						0.5%
Oil & Gas Exploration & Production		9.0%						1.0%
Oil & Gas Refining & Marketing
Oil & Gas Storage & Transportation
Other Diversified Financial Services			8.7%
Packaged Foods & Meats							7.4%

ICON Funds Industry Composition
December 31, 2007

	Sector Funds
							ICON
	ICON					ICON	Leisure and		ICON
	Consumer	ICON	ICON	ICON	ICON	Information	Consumer	ICON	Telecommunication
Industry	Discretionary Fund	Energy Fund	Financial Fund	Healthcare Fund	Industrials Fund	Technology Fund	Staples Fund	Materials Fund	& Utilities Fund
Paper Packaging
Paper Products
Personal Products							2.8%
Pharmaceuticals				32.3%
Photographic Products
Precious Metals & Minerals
Property & Casualty Insurance
Publishing			2.0%				9.7%
Railroads					6.8%			1.5%
Real Estate Investment Trusts
Real Estate Management & Development
Regional Banks
Reinsurance			9.0%
Restaurants							0.9%
Semiconductor Equipment						2.6%
Semiconductors	3.6%					7.9%
Soft Drinks	3.5%						12.9%
Specialized Consumer Services	4.1%		0.9%
Specialized Finance			6.0%
Specialty Chemicals								8.8%
Specialty Stores	3.3%
Steel								9.4%
Systems Software						17.2%
Technology Distributors						1.4%			1.2%
Thrifts & Mortgage Insurance
Tire & Rubber
Tobacco							4.0%
Trading Companies & Distributors					1.0%
Trucking
Water Utilities									0.9%
Wireless Telecommunication Services									13.0%

Total	97.3%	99.5%	99.6%	95.7%	98.2%	99.9%	99.0%	97.9%	94.6%

Percentages are based upon net assets.

ICON Funds Industry Composition
December 31, 2007

	Diversified & International Funds
					ICON
	ICON	ICON	ICON		Asia-		ICON
	Core	Income	Equity	ICON	Pacific	ICON	International
	Equity	Opportunity	Income	Long/Short	Region	Europe	Equity
Industry	Fund	Fund	Fund *	Fund	Fund	Fund	Fund
Advertising
Aerospace & Defense	5.0%	4.8%	2.8%	4.2%	0.8%	0.8%
Agriculture Products		1.0%	1.0%	2.2%
Air Freight & Logistics			0.7%			0.4%
Airlines					1.6%
Airport Services
Alternative Carriers						0.8%
Aluminum
Apparel Accessories & Luxury Goods						2.9%	1.8%
Apparel Retail					1.4%
Application Software
Asset Management & Custody Banks	0.8%	2.3%	3.4%	1.6%		1.0%	0.6%
Auto Parts & Equipment	3.1%	1.7%	0.8%		3.1%		0.6%
Automobile Manufacturers		0.5%			5.0%	3.2%	2.5%
Automotive Retail
Biotechnology		1.0%		0.8%
Brewers						3.6%	2.1%
Broadcast & Cable TV
Building Products
Casinos & Gaming
Catalog Retail
Coal & Consumable Fuels
Commercial Printing
Commodity Chemicals					1.1%		0.7%
Communications Equipment	2.9%	1.9%	0.7%			1.8%	1.9%
Computer & Electronics Retail					1.6%
Computer Hardware	4.7%	6.8%	3.8%	5.9%	1.4%		0.4%
Computer Storage & Peripherals		1.5%	0.8%		0.5%	1.2%
Construction & Engineering					2.9%		2.1%
Construction & Farm Machinery & Heavy Trucks					6.1%	0.7%	3.7%
Construction Materials
Consumer Electronics					1.2%	0.8%
Consumer Finance
Data Processing & Outsourced Services			1.1%
Department Stores
Distillers & Vintners
Distributors					1.5%
Diversified Banks	3.8%	2.3%	2.5%	1.5%	10.0%	13.7%	13.1%
Diversified Capital Markets
Diversified Chemicals			1.2%
Diversified Commercial & Professional Services
Diversified Metals & Mining	1.9%	2.4%	1.7%	2.6%			0.5%
Diversified Reits
Drug Retail	1.2%
Education Services					2.7%		2.0%
Electric Utilities	1.5%	1.4%	2.9%	0.6%	2.4%	4.8%	3.8%
Electrical Components & Equipment	3.4%	3.3%	0.8%	1.1%	1.4%	3.6%	1.8%
Electronic Equipment Manufacturers	1.5%			1.0%	2.4%		1.1%
Electronic Manufacturing Services					0.5%		0.4%
Environmental & Facilities Services
Fertilizers & Agricultural Chemicals	2.5%	1.8%	0.8%	1.1%		1.0%
Food Distributors		0.4%
Food Retail			0.7%			1.7%	0.6%
Footwear	0.6%	0.8%	1.3%	0.9%	2.0%		0.5%
Gas Utilities					0.8%
General Merchandise Stores
Gold		0.7%
Health Care Distributors				2.3%	0.5%	1.2%	1.1%
Health Care Equipment	1.3%	2.4%	2.9%		2.9%	1.4%	1.2%
Health Care Facilities
Health Care Services	3.9%	0.9%		4.4%			0.4%
Health Care Supplies					0.5%
Heavy Electrical Equipment						3.6%	2.5%
Highway and Railtracks
Home Building							0.4%
Home Entertainment Software					2.0%		0.7%
Home Furnishings
Home Improvement Retail
Home Furnishing Retail
Hotels, Resorts & Cruise Lines
Household Appliances
Household Products	2.0%	2.2%	3.8%	2.5%		1.0%
Housewares & Specialties			0.7%
Human Resource & Employment Services
Hypermarkets & Super Centers
Independent Power Producers & Energy Traders	2.1%	2.6%	1.6%	1.1%
Percentages are based on Net Assets

ICON Funds Industry Composition
December 31, 2007

	Diversified & International Funds
					ICON
	ICON	ICON	ICON		Asia-		ICON
	Core	Income	Equity	ICON	Pacific	ICON	International
	Equity	Opportunity	Income	Long/Short	Region	Europe	Equity
Industry	Fund	Fund	Fund *	Fund	Fund	Fund	Fund
Industrial Conglomerates	3.6%	3.4%	3.5%	2.0%	1.8%	2.9%	2.9%
Industrial Gases
Industrial Machinery		1.3%	2.1%	1.8%
Industrial Reits
Insurance Brokers
Integrated Oil & Gas	2.5%	4.5%	5.2%	3.0%
Integrated Telecommunication Services	3.5%	2.6%	3.4%	3.1%	3.5%	5.9%	5.1%
Internet Retail
Internet Software Services	3.4%	3.3%	1.6%	3.4%	0.4%	1.0%
Investment Banking & Brokerage	3.3%	2.4%		3.0%	0.7%
IT Consulting & Other Services
Leisure Facilities
Leisure Products					1.8%	1.6%	0.8%
Life & Health Insurance	3.8%	3.6%	3.1%	3.4%		2.6%	2.5%
Life Sciences Tools & Services
Managed Health Care	3.2%	4.4%		4.9%
Marine	3.3%	2.1%	1.9%	4.9%	6.5%	1.2%	4.6%
Marine Ports & Services						1.2%
Metal & Glass Containers		0.7%	0.7%
Mortgage Reits			0.7%
Motorcycle Manufacturers
Movies & Entertainment						0.5%
Multi-Line Insurance		1.2%		1.0%		2.9%	0.8%
Multi-Utilities	0.8%	1.7%	3.2%	1.8%		3.6%	2.8%
Office Electronics					0.9%
Office Reits
Office Services & Supplies
Oil & Gas Drilling	2.6%	1.4%		4.7%		0.7%	1.3%
Oil & Gas Equipment & Services	3.4%	3.8%	0.9%	4.1%	6.5%	4.0%	4.9%
Oil & Gas Exploration & Production			0.6%	1.8%	0.8%	0.2%	0.5%
Oil & Gas Refining & Marketing					0.9%
Oil & Gas Storage & Transportation			0.5%
Other Diversified Financial Services	2.4%	1.8%	1.0%	0.9%
Packaged Foods & Meats	0.9%					5.8%	4.7%
Paper Packaging
Paper Products
Personal Products					3.9%	0.5%	3.0%
Pharmaceuticals	2.6%	1.6%	3.6%		2.5%	5.9%	3.8%
Photographic Products
Precious Metals & Minerals
Property & Casualty Insurance			0.5%		2.9%		0.8%
Publishing
Railroads	2.9%	2.0%	2.2%	3.7%	0.7%
Real Estate Investment Trusts
Real Estate Management & Development					2.4%		1.5%
Regional Banks			0.7%
Reinsurance	2.1%	1.8%	2.7%	1.9%		0.7%	0.4%
Residential Reits
Restaurants
Semiconductor Equipment	1.5%	1.0%	0.3%			0.5%
Semiconductors	2.1%	3.4%	3.0%
Soft Drinks	1.4%	1.4%	2.1%	2.1%		1.6%	0.8%
Specialized Consumer Services
Specialized Finance			0.8%
Specialty Chemicals						0.7%	0.5%
Specialty Stores
Steel	0.8%		0.6%	1.0%	2.4%		1.4%
Systems Software	2.6%	4.1%	2.6%	3.2%		1.9%	1.4%
Technology Distributors	0.5%			2.8%	0.8%
Textiles					0.5%
Thrifts & Mortgage Finance
Thrifts & Mortgage Insurance
Tire & Rubber
Tobacco						0.6%
Trading Companies & Distributors			0.7%		1.6%		0.7%
Trucking						5.0%	1.3%
Water Utilities			0.7%	0.4%			0.7%
Wireless Telecommunication Services	3.9%	5.2%	2.8%	3.8%	2.9%		5.0%

Total	99.3%	101.4%	87.7%	96.5%	100.5%	100.3%	98.6%

Percentages are based upon net assets.

*	Percentages are based upon common stock positions as a position of net assets.
Percentages are based on Net Assets

ICON Funds Sector Composition
December 31, 2007

	Diversified & Foreign Funds
									ICON
									Equity
						ICON		ICON	Income
				ICON	ICON	Equity		Equity	Fund U.S.
				Equity	Equity	Income	ICON	Income	Government		ICON
			ICON	Income	Income	Fund	Equity	Fund	& U.S.		Asia-
	ICON	ICON	Income	Fund	Fund	Convertible	Income	Convertible	Government	ICON	Pacific	ICON	ICON
	Bond	Core	Opportunity	Common	Corporate	Corporate	Fund	Preferred	Agency	Long/Short	Region	Europe	International
Sector	Fund	Equity Fund	Fund	Stocks	Bonds	Bonds	Preferred Stocks	Stocks	Bonds	Fund	Fund	Fund	Equity Fund
Consumer Discretionary	NA	3.7%	3.0%	2.8%	0.8%					0.9%	18.8%	6.9%	7.9%
Energy	NA	8.5%	9.7%	7.2%						13.6%	8.3%	5.0%	6.7%
Financial	NA	16.2%	15.4%	15.3%	1.5%				8.8%	13.3%	16.1%	20.8%	19.7%
Healthcare	NA	11.0%	10.3%	6.5%						12.4%	6.3%	8.4%	6.4%
Industrials	NA	18.2%	16.9%	14.8%			0.8%			17.7%	23.3%	17.1%	19.7%
Information Technology	NA	19.2%	22.0%	14.0%						16.3%	8.9%	6.3%	5.9%
Leisure and Consumer Staples	NA	5.5%	5.0%	7.5%						6.8%	5.7%	16.9%	12.0%
Materials	NA	5.2%	5.6%	5.0%						4.7%	3.6%	1.7%	3.0%
Telecommunication and Utilities	NA	11.8%	13.5%	14.6%						10.8%	9.6%	17.2%	17.3%
NA	NA

Total		99.3%	101.4%	87.7%	2.4%	0.0%	0.8%	0.0%	8.8%	96.5%	100.5%	100.3%	98.6%

Percentages are based upon net assets.

ICON Funds Country Composition
December 31, 2007

	International Funds
	ICON		ICON
	Asia-Pacific	ICON	International
Country	Region Fund	Europe Fund	Equity Fund

Australia
Austria		1.7%	0.7%
Bahamas
Belgium		2.4%	1.8%
Bermuda	2.3%	0.7%	1.7%
Brazil			4.0%
British Virgin Islands
Canada			5.3%
Cayman Islands	2.7%		1.1%
Czech Republic		1.5%	1.3%
China	6.6%		3.0%
Denmark		2.2%
Finland		2.5%	0.9%
France		6.8%	2.6%
Germany		19.2%	9.4%
Greece		7.2%	3.7%
Hong Kong	11.6%		5.3%
Hungary
India
Indonesia
Ireland
Israel
Italy		2.4%	0.8%
Japan	29.5%		5.7%
Luxembourg
Malaysia	8.7%		4.0%
Mexico			1.9%
Netherlands		8.4%	3.1%
New Zealand
Norway		2.2%	0.6%
Philippines	0.5%
Poland			0.3%
Portugal		0.9%
Russia		1.9%	1.0%
Singapore	16.6%		7.8%
South Korea	9.9%		4.4%
Spain		5.5%	3.4%
Sweden		1.7%
Switzerland		19.4%	12.5%
Taiwan	9.8%		4.5%
Thailand	2.3%		0.9%
Turkey		0.77%	0.7%
United Kingdom		12.8%	5.7%
United States of America		0.00	0.7%

Total	100.5%	100.3%	98.6%

Percentages are based upon net assets.

ICON Bond Fund
Credit Quality Diversification
December 31, 2007

Rating	% of Net Assets
A1	3.6%
A2	2.5%
A3	6.7%
AA1	5.8%
AA2	10.5%
AA3	8.6%
AAA	39.0%
B1	4.7%
B2	0.3%
BA1	1.7%
BA2	1.2%
BA3	2.0%
BAA1	1.9%
BAA2	4.3%
BAA3	3.8%

Total	96.6%
Percentages based upon Net Assets
Ratings based on Moody’s.

As of December 31, 2007, book cost for financial reporting purposes is substantially the same for federal income tax purposes and differs from fair value by net unrealized appreciation / (depreciation) of securities as follows:

		Unrealized	Unrealized	Net Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)

ICON Consumer Discretionary Fund	$19,679,262	$3,066,374	$(421,549)	$2,644,825
ICON Energy Fund	651,921,611	213,547,263	(1,925,069)	211,622,194
ICON Financial Fund	152,534,786	23,700,207	(2,097,863)	21,602,344
ICON Healthcare Fund	358,707,505	75,355,127	(15,521,669)	59,833,458
ICON Industrials Fund	180,355,143	28,499,428	(3,819,853)	24,679,575
ICON Information Technology Fund	213,471,613	64,292,775	(2,254,946)	62,037,829
ICON Leisure and Consumer Staples Fund	42,675,501	5,787,794	(643,784)	5,144,010
ICON Materials Fund	124,547,028	31,380,015	(4,877,441)	26,502,574
ICON Telecommunication & Utilities Fund	142,080,853	21,729,080	(2,714,530)	19,014,550
ICON Asia-Pacific Region Fund	140,224,462	33,996,647	(3,902,629)	30,094,018
ICON Europe Fund	149,603,325	20,622,671	(4,125,085)	16,497,586
ICON International Equity Fund	242,177,520	37,385,845	(6,905,405)	30,480,440
ICON Bond Fund	123,439,049	2,133,044	(995,395)	1,137,649
ICON Core Equity Fund	159,022,379	32,946,720	(3,190,694)	29,756,026
ICON Equity Income Fund	109,776,924	17,144,655	(1,733,292)	15,411,363
ICON Income Opportunity Fund	87,184,653	2,914,044	(1,626,180)	1,287,864
ICON Long/Short Fund	250,427,138	30,544,246	(8,563,824)	21,980,422

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)
Date February 22, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)
Date February 22, 2008

By (Signature and Title)*	/s/ Erik L. Jonson

Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer and Principal Accounting Officer)
Date February 22, 2008

*	Print the name and title of each signing officer under his or her signature.